American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Equity Fund
November 30, 2022

Avantis International Equity Fund - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Australia — 7.4%
29Metals Ltd.(1)	7,709	12,978
Accent Group Ltd.	11,453	14,137
Adairs Ltd.(1)	1,603	2,520
Adbri Ltd.	5,681	6,712
AGL Energy Ltd.	8,981	48,923
Alkane Resources Ltd.(2)	15,781	6,616
Alliance Aviation Services Ltd.(2)	1,918	3,923
Allkem Ltd.(2)	10,004	94,644
ALS Ltd.	3,419	28,456
Altium Ltd.	2,351	62,324
Alumina Ltd.	14,872	15,493
AMP Ltd.(1)(2)	68,261	63,625
Ampol Ltd.	2,191	42,713
Ansell Ltd.	811	16,022
APA Group	8,763	66,858
Appen Ltd.(1)	277	513
ARB Corp. Ltd.(1)	740	14,475
Ardent Leisure Group Ltd.(2)	1,272	518
Aristocrat Leisure Ltd.	5,270	126,640
ASX Ltd.	1,086	52,349
Atlas Arteria Ltd.	11,695	56,298
Atlassian Corp. Ltd., Class A(2)	1,650	217,058
Aurelia Metals Ltd.(1)(2)	47,081	5,027
Aurizon Holdings Ltd.	52,060	135,308
Austal Ltd.	8,146	13,567
Australia & New Zealand Banking Group Ltd.	26,205	442,464
Australian Agricultural Co. Ltd.(2)	2,182	2,621
Australian Clinical Labs Ltd.	1,433	3,316
Australian Ethical Investment Ltd.	906	2,954
Australian Finance Group Ltd.(1)	3,111	3,543
Baby Bunting Group Ltd.	1,932	3,363
Bank of Queensland Ltd.(1)	17,390	85,429
Bapcor Ltd.	1,574	7,480
Beach Energy Ltd.	61,564	74,219
Bega Cheese Ltd.	7,118	17,048
Bendigo & Adelaide Bank Ltd.	13,647	85,197
BHP Group Ltd., ADR(1)	17,781	1,116,647
Blackmores Ltd.	116	5,636
BlueScope Steel Ltd.	13,443	162,028
Boral Ltd.(1)	7,744	16,076
Brambles Ltd.	23,666	195,762
Brickworks Ltd.	1,087	16,688
Capricorn Metals Ltd.(2)	7,595	21,651
carsales.com Ltd.	2,869	45,313
Cedar Woods Properties Ltd.	1,766	5,387
Challenger Ltd.(1)	11,808	59,071
Champion Iron Ltd.	7,862	34,397
Cleanaway Waste Management Ltd.	4,609	8,673

Clinuvel Pharmaceuticals Ltd.	656	8,727
Cochlear Ltd.	352	51,772
Codan Ltd.(1)	230	618
Coles Group Ltd.	17,974	207,591
Collins Foods Ltd.	1,103	5,813
Commonwealth Bank of Australia	10,583	779,937
Computershare Ltd.	4,159	78,841
Cooper Energy Ltd.(2)	77,024	10,229
Coronado Global Resources, Inc.	22,324	32,210
Costa Group Holdings Ltd.	7,789	14,064
Credit Corp. Group Ltd.	1,437	19,966
CSL Ltd.	2,377	488,375
CSR Ltd.	14,311	47,682
Deterra Royalties Ltd.	10,305	32,489
Domino's Pizza Enterprises Ltd.(1)	834	38,197
Downer EDI Ltd.	3,856	13,646
Eagers Automotive Ltd.(1)	3,210	27,158
Eclipx Group Ltd.(1)(2)	5,402	7,690
Elders Ltd.	290	2,038
Emeco Holdings Ltd.	5,966	3,142
Endeavour Group Ltd.	16,888	80,196
Evolution Mining Ltd.(1)	32,690	60,927
EVT Ltd.	2,827	26,551
Fortescue Metals Group Ltd.	24,812	330,239
Gold Road Resources Ltd.	24,253	29,384
GrainCorp Ltd., A Shares	3,047	16,847
Grange Resources Ltd.	15,468	8,080
GWA Group Ltd.	2,433	3,523
Hansen Technologies Ltd.	2,687	9,533
Harvey Norman Holdings Ltd.(1)	16,565	48,172
Healius Ltd.	2,245	4,492
Helia Group Ltd.	10,695	19,769
HT&E Ltd.	1,854	1,323
Humm Group Ltd.(1)	743	290
IDP Education Ltd.	2,177	44,821
IGO Ltd.	10,398	111,047
Iluka Resources Ltd.	11,247	78,274
Imdex Ltd.	5,249	8,707
Incitec Pivot Ltd.	37,058	101,480
Infomedia Ltd.	4,782	3,599
Inghams Group Ltd.	13,930	26,824
Insurance Australia Group Ltd.	12,174	39,661
InvoCare Ltd.(1)	2,422	18,548
IPH Ltd.	2,732	17,041
IRESS Ltd.	889	5,826
James Hardie Industries PLC	6,574	131,973
JB Hi-Fi Ltd.(1)	2,141	65,845
Jervois Global Ltd.(1)(2)	8,940	2,361
Judo Capital Holdings Ltd.(2)	5,674	5,394
Jumbo Interactive Ltd.	936	8,907
Jupiter Mines Ltd.	22,840	2,881
Karoon Energy Ltd.(2)	20,759	32,824
Kelsian Group Ltd.(1)	288	1,080
Lendlease Corp. Ltd.	8,029	41,919
Leo Lithium Ltd.(1)(2)	33,200	12,627

Lifestyle Communities Ltd.	1,709	22,537
Link Administration Holdings Ltd.	2,543	6,187
Lovisa Holdings Ltd.	2,065	33,608
Lynas Rare Earths Ltd.(2)	10,025	59,469
Macmahon Holdings Ltd.	6,093	642
Macquarie Group Ltd.	1,686	207,347
Magellan Financial Group Ltd.(1)	3,479	23,544
Mayne Pharma Group Ltd.(1)(2)	42,422	6,671
McMillan Shakespeare Ltd.	2,289	23,038
Medibank Pvt Ltd.	41,677	83,153
Mesoblast Ltd.(2)	10,158	7,706
Metcash Ltd.	19,169	54,816
Mineral Resources Ltd.	1,343	80,892
Monadelphous Group Ltd.	3,593	33,776
Money3 Corp. Ltd.	3,577	4,780
Mount Gibson Iron Ltd.(1)(2)	15,532	4,879
Myer Holdings Ltd.	36,580	18,401
MyState Ltd.	613	1,688
National Australia Bank Ltd.	25,117	540,616
Nearmap Ltd.(2)	10,232	14,796
Netwealth Group Ltd.	1,149	10,937
New Energy Solar	2,331	308
New Hope Corp. Ltd.(1)	22,423	90,495
Newcrest Mining Ltd.(1)	1,091	14,915
Newcrest Mining Ltd. (Sydney)	7,005	95,389
NEXTDC Ltd.(2)	3,245	22,264
nib holdings Ltd.	9,988	49,624
Nick Scali Ltd.	2,166	16,847
Nine Entertainment Co. Holdings Ltd.	24,862	35,951
Northern Star Resources Ltd.	24,884	182,194
NRW Holdings Ltd.	21,026	39,407
Nufarm Ltd.	11,295	46,739
OFX Group Ltd.(2)	3,710	6,168
Omni Bridgeway Ltd.(2)	6,182	18,370
oOh!media Ltd.	5,524	5,148
Orica Ltd.	7,377	74,770
Origin Energy Ltd.	12,914	69,459
Orora Ltd.	15,560	33,159
OZ Minerals Ltd.	7,899	148,425
Pacific Current Group Ltd.	220	1,168
Paladin Energy Ltd.(2)	44,959	24,903
Peet Ltd.	1,161	905
Pendal Group Ltd.	9,784	33,630
Perenti Ltd.(2)	35,469	26,759
Perpetual Ltd.(1)	1,371	23,398
Perseus Mining Ltd.	38,760	59,701
PEXA Group Ltd.(2)	838	8,276
Pilbara Minerals Ltd.(2)	34,112	110,661
Platinum Asset Management Ltd.	17,853	22,100
Premier Investments Ltd.	2,657	46,439
Pro Medicus Ltd.(1)	793	32,688
PWR Holdings Ltd.	1,505	12,068
Qantas Airways Ltd.(2)	10,546	45,291
QBE Insurance Group Ltd.	12,542	110,172
Qube Holdings Ltd.	16,040	30,573

Ramelius Resources Ltd.	15,930	9,398
Ramsay Health Care Ltd.	1,299	58,461
REA Group Ltd.(1)	612	52,144
Reece Ltd.(1)	610	6,447
Regis Resources Ltd.	23,277	31,008
Resimac Group Ltd.	2,359	1,600
Resolute Mining Ltd.(1)(2)	31,669	3,480
Ridley Corp. Ltd.(1)	9,738	12,782
Rio Tinto Ltd.	2,582	192,758
Sandfire Resources Ltd.(1)	10,706	37,057
Santos Ltd.	60,413	301,349
SEEK Ltd.	1,698	26,043
Select Harvests Ltd.(1)	1,691	5,045
Seven Group Holdings Ltd.(1)	1,190	17,117
Seven West Media Ltd.(1)(2)	35,885	10,138
Sierra Rutile Holdings Ltd.(1)(2)	7,537	1,118
Sigma Healthcare Ltd.	23,896	10,639
Silver Lake Resources Ltd.(2)	22,909	19,201
Sims Ltd.	3,753	33,531
SmartGroup Corp. Ltd.	213	697
Sonic Healthcare Ltd.	9,045	199,796
South32 Ltd.	78,181	217,150
Southern Cross Media Group Ltd.(1)	4,053	2,905
St. Barbara Ltd.(2)	9,352	3,916
Star Entertainment Group Ltd.(2)	21,879	40,691
Steadfast Group Ltd.	4,527	16,420
Suncorp Group Ltd.	17,029	138,581
Super Retail Group Ltd.	5,157	39,063
Syrah Resources Ltd.(2)	10,036	18,012
Technology One Ltd.	6,561	61,844
Telstra Group Ltd.	46,157	125,234
TPG Telecom Ltd.	527	1,764
Transurban Group	11,567	113,087
Treasury Wine Estates Ltd.	7,385	69,742
Tuas Ltd.(2)	517	510
United Malt Group Ltd.	7,330	16,791
Ventia Services Group Pty Ltd.	4,120	7,591
Viva Energy Group Ltd.	31,180	58,589
Vulcan Steel Ltd.	1,558	8,667
Washington H Soul Pattinson & Co. Ltd.(1)	5,196	100,584
Wesfarmers Ltd.	8,258	275,075
West African Resources Ltd.(2)	32,437	26,004
Westgold Resources Ltd.(2)	8,310	4,291
Westpac Banking Corp.	30,025	487,603
Whitehaven Coal Ltd.	30,293	206,691
WiseTech Global Ltd.	468	18,713
Woodside Energy Group Ltd.	14,051	354,852
Woodside Energy Group Ltd., ADR(1)	5,413	136,516
Woolworths Group Ltd.	3,741	87,999
Worley Ltd.(1)	1,148	11,644
Xero Ltd.(2)	581	28,873
		13,280,868
Austria — 0.3%
ANDRITZ AG	554	30,319
AT&S Austria Technologie & Systemtechnik AG	530	19,435

BAWAG Group AG(2)	552	28,921
CA Immobilien Anlagen AG	255	8,430
DO & CO. AG(2)	67	6,218
Erste Group Bank AG	2,736	85,668
EVN AG	1,107	20,501
IMMOFINANZ AG(2)	996	12,859
IMMOFINANZ AG	530	6
Lenzing AG	88	6,012
Oesterreichische Post AG	396	13,195
OMV AG	1,372	72,814
Porr AG	59	799
Raiffeisen Bank International AG(2)	3,020	47,524
Semperit AG Holding	239	4,875
Strabag SE, Bearer Shares	242	10,093
Telekom Austria AG(2)	2,467	15,081
UNIQA Insurance Group AG	1,663	12,437
Verbund AG	336	30,416
Vienna Insurance Group AG Wiener Versicherung Gruppe	237	5,554
voestalpine AG	1,471	40,462
Wienerberger AG	1,008	26,654
		498,273
Belgium — 0.9%
Ackermans & van Haaren NV	356	56,585
Ageas SA/NV	2,322	94,022
AGFA-Gevaert NV(2)	2,083	6,023
Anheuser-Busch InBev SA, ADR(1)	3,702	218,011
Argenx SE, ADR(2)	215	85,564
Barco NV	1,469	33,833
Bekaert SA	999	35,673
bpost SA	3,655	21,006
Cie d'Entreprises CFE(1)(2)	208	2,048
Deceuninck NV(1)	1,645	4,069
Deme Group NV(2)	208	25,862
D'ieteren Group	333	63,420
Elia Group SA	357	50,868
Etablissements Franz Colruyt NV	1,857	49,058
Euronav NV	4,515	88,261
EVS Broadcast Equipment SA	45	994
Exmar NV	1,326	12,384
Fagron	1,371	18,038
Galapagos NV, ADR(1)(2)	686	27,282
Gimv NV	622	26,963
Ion Beam Applications	379	5,632
KBC Ancora	1,121	46,704
KBC Group NV	2,560	141,808
Kinepolis Group NV(2)	280	10,798
Melexis NV	511	45,023
Ontex Group NV(1)(2)	1,853	12,481
Proximus SADP(1)	2,382	24,918
Recticel SA	118	1,849
Shurgard Self Storage SA	488	21,302
Solvay SA	1,224	121,415
Telenet Group Holding NV	98	1,565
Tessenderlo Group SA(2)	527	17,499
UCB SA	1,607	129,711

Umicore SA	3,887	140,279
VGP NV	127	10,136
		1,651,084
Canada — 11.0%
Absolute Software Corp.(1)	2,000	19,373
Advantage Energy Ltd.(2)	7,300	62,735
Aecon Group, Inc.(1)	960	7,008
AGF Management Ltd., Class B	1,000	5,025
Agnico Eagle Mines Ltd.	3,994	201,162
Air Canada(1)(2)	400	5,736
Alamos Gold, Inc., Class A	8,600	83,369
Alaris Equity Partners Income	100	1,273
Algoma Steel Group, Inc.(1)	1,600	10,610
Algonquin Power & Utilities Corp.(1)	3,400	25,680
Alimentation Couche-Tard, Inc.	5,500	250,559
AltaGas Ltd.(1)	1,300	21,812
Altius Minerals Corp.	500	8,163
ARC Resources Ltd.(1)	16,188	240,446
Argonaut Gold, Inc.(2)	5,100	1,441
Aris Mining Corp.	2,600	6,765
Aritzia, Inc.(1)(2)	1,900	72,277
Atco Ltd., Class I(1)	2,000	64,037
Athabasca Oil Corp.(1)(2)	23,500	48,392
Atrium Mortgage Investment Corp.(1)	700	5,782
ATS Corp.(2)	500	16,660
B2Gold Corp.	18,800	65,548
Ballard Power Systems, Inc.(1)(2)	2,100	12,817
Bank of Montreal	6,188	604,378
Bank of Nova Scotia	8,600	448,685
Barrick Gold Corp., (Toronto)	14,651	239,073
Bausch Health Cos., Inc.(1)(2)	920	6,450
Baytex Energy Corp.(1)(2)	19,550	99,847
BCE, Inc.	600	28,574
Birchcliff Energy Ltd.	9,527	76,066
Bird Construction, Inc.	300	1,655
Bombardier, Inc., Class B(2)	584	20,574
Bonterra Energy Corp.(2)	1,100	6,387
Boralex, Inc., A Shares(1)	1,900	53,406
Boyd Group Services, Inc.(1)	199	32,325
Brookfield Asset Management Reinsurance Partners Ltd., A Shares(2)	211	9,956
Brookfield Asset Management, Inc., Class A	3,850	181,517
Brookfield Infrastructure Corp., A Shares	1,312	61,477
Brookfield Infrastructure Corp., Class A	106	4,969
Brookfield Renewable Corp., Class A	700	22,803
BRP, Inc.(1)	100	7,483
CAE, Inc.(2)	1,300	28,114
Calfrac Well Services Ltd.(2)	1,600	8,326
Calian Group Ltd.(1)	200	9,923
Calibre Mining Corp.(2)	2,700	1,806
Cameco Corp.(1)	2,200	53,596
Canaccord Genuity Group, Inc.	1,615	9,401
Canacol Energy Ltd.(1)	2,100	3,122
Canada Goose Holdings, Inc.(1)(2)	600	11,240
Canadian Imperial Bank of Commerce	9,900	476,840
Canadian National Railway Co.	3,732	479,113

Canadian Natural Resources Ltd.	10,300	614,945
Canadian Pacific Railway Ltd.	1,700	139,182
Canadian Tire Corp. Ltd., Class A	500	56,626
Canadian Utilities Ltd., A Shares	2,500	68,375
Canadian Western Bank(1)	1,900	36,513
Canfor Corp.(1)(2)	1,800	31,888
Capital Power Corp.	3,600	123,751
Capstone Mining Corp.(1)(2)	9,500	33,193
Cardinal Energy Ltd.(1)	4,800	29,118
Cargojet, Inc.(1)	300	29,296
Cascades, Inc.(1)	2,300	14,260
CCL Industries, Inc., Class B(1)	1,800	85,561
Celestica, Inc.(2)	3,800	42,403
Cenovus Energy, Inc.	16,838	334,845
Centerra Gold, Inc.	4,400	23,519
CES Energy Solutions Corp.(1)	4,300	9,174
CGI, Inc.(2)	1,700	148,421
Chorus Aviation, Inc.(1)(2)	1,800	4,255
CI Financial Corp.	3,100	32,794
Cogeco Communications, Inc.	300	16,785
Cogeco, Inc.(1)	100	4,460
Colliers International Group, Inc.	400	37,771
Computer Modelling Group Ltd.	200	898
Constellation Software, Inc.	100	161,210
Copper Mountain Mining Corp.(1)(2)	6,200	8,435
Corus Entertainment, Inc., B Shares(1)	2,600	4,484
Crescent Point Energy Corp.(1)	17,017	132,199
Crew Energy, Inc.(1)(2)	5,200	26,094
Definity Financial Corp.	1,800	53,325
Descartes Systems Group, Inc.(2)	600	41,656
Dollarama, Inc.	1,300	79,567
Doman Building Materials Group Ltd.(1)	1,200	5,254
Dorel Industries, Inc., Class B(1)	500	1,851
DREAM Unlimited Corp., Class A	400	8,594
Dundee Precious Metals, Inc.	4,590	21,668
Eldorado Gold Corp.(1)(2)	2,300	17,629
Element Fleet Management Corp.	9,700	137,443
Emera, Inc.	1,300	50,612
Empire Co. Ltd., Class A	2,600	70,801
Enbridge, Inc.(1)	7,000	289,076
Endeavour Mining PLC	1,938	41,133
Enerflex Ltd.(1)	4,000	26,525
Enerplus Corp.(1)	7,148	132,901
Enghouse Systems Ltd.(1)	300	6,936
Ensign Energy Services, Inc.(2)	2,800	8,181
EQB, Inc.(1)	400	17,889
Equinox Gold Corp.(1)(2)	3,893	13,718
ERO Copper Corp.(1)(2)	2,600	32,917
Evertz Technologies Ltd.	400	3,646
Exco Technologies Ltd.	200	1,222
Extendicare, Inc.(1)	2,200	11,072
Fairfax Financial Holdings Ltd.	400	229,500
Finning International, Inc.	2,500	63,320
Firm Capital Mortgage Investment Corp.(1)	600	5,205
First Majestic Silver Corp.(1)	6,000	55,711

First Mining Gold Corp.(1)(2)	9,000	1,372
First National Financial Corp.(1)	400	10,729
First Quantum Minerals Ltd.	7,200	171,175
FirstService Corp.	200	25,911
Fortis, Inc.	4,628	186,269
Fortuna Silver Mines, Inc.(1)(2)	7,799	29,105
Franco-Nevada Corp.	1,200	175,288
Freehold Royalties Ltd.(1)	4,800	59,021
Frontera Energy Corp.(2)	1,500	11,943
Galiano Gold, Inc.(1)(2)	1,100	621
Gear Energy Ltd.	16,300	14,178
George Weston Ltd.	800	100,182
GFL Environmental, Inc.(1)	1,600	46,389
Gibson Energy, Inc.	2,500	45,367
Gildan Activewear, Inc.	1,700	49,225
goeasy Ltd.	400	35,600
Great-West Lifeco, Inc.(1)	5,100	121,628
Headwater Exploration, Inc.(2)	6,500	31,312
Heroux-Devtek, Inc.(2)	600	5,990
High Liner Foods, Inc.(1)	200	2,119
Home Capital Group, Inc.	941	29,871
Hudbay Minerals, Inc.	4,900	27,648
Hut 8 Mining Corp.(1)(2)	9,500	11,370
Hydro One Ltd.(1)	5,200	145,429
i-80 Gold Corp.(2)	800	2,272
iA Financial Corp., Inc.	3,700	208,745
IAMGOLD Corp.(1)(2)	5,900	12,062
IGM Financial, Inc.	600	17,409
Imperial Oil Ltd.	3,400	193,437
Intact Financial Corp.	1,900	284,276
Interfor Corp.(1)(2)	1,700	31,848
International Petroleum Corp.(1)(2)	127	1,451
Ivanhoe Mines Ltd., Class A(2)	2,400	21,482
Jamieson Wellness, Inc.	600	14,773
K92 Mining, Inc.(2)	2,600	14,941
Kelt Exploration Ltd.(2)	6,100	24,669
Keyera Corp.(1)	5,700	132,802
Kinross Gold Corp.(1)	27,400	113,254
Knight Therapeutics, Inc.(2)	2,400	9,635
Labrador Iron Ore Royalty Corp.	1,100	27,820
Largo, Inc.(2)	700	3,903
Laurentian Bank of Canada(1)	1,000	24,689
Linamar Corp.	1,300	63,814
Loblaw Cos. Ltd.	1,500	135,375
Lundin Gold, Inc.	3,300	32,555
Lundin Mining Corp.(1)	11,400	70,172
Magna International, Inc.	5,000	307,884
Major Drilling Group International, Inc.(2)	3,271	22,396
Manulife Financial Corp.	29,000	522,373
Maple Leaf Foods, Inc.(1)	400	7,565
Martinrea International, Inc.(1)	2,900	25,677
MCAN Mortgage Corp.	400	4,645
Medical Facilities Corp.	700	4,205
MEG Energy Corp.(2)	7,100	101,078
Methanex Corp.	1,400	54,734

Metro, Inc.	1,900	109,270
MTY Food Group, Inc.	200	9,107
Mullen Group Ltd.(1)	2,800	31,869
National Bank of Canada	5,400	385,104
New Gold, Inc.(1)(2)	14,500	16,061
North American Construction Group Ltd.(1)	1,300	17,483
North West Co., Inc.	1,300	36,551
Northland Power, Inc.	5,280	149,551
Nutrien Ltd.	5,100	409,888
NuVista Energy Ltd.(2)	6,900	70,788
Obsidian Energy Ltd.(2)	3,300	24,999
OceanaGold Corp.(2)	18,400	31,324
Onex Corp.	1,200	63,241
Open Text Corp.	2,300	67,539
Osisko Gold Royalties Ltd. (Toronto)	3,000	37,847
Osisko Mining, Inc.(2)	1,400	3,736
Pan American Silver Corp.(1)	3,270	53,700
Paramount Resources Ltd., A Shares(1)	2,100	46,866
Parex Resources, Inc.	3,200	45,818
Parkland Corp.(1)	2,100	44,743
Pason Systems, Inc.	1,100	13,125
Pembina Pipeline Corp.(1)	6,400	233,657
Pet Valu Holdings Ltd.(1)	200	5,852
Peyto Exploration & Development Corp.(1)	6,900	76,943
Pine Cliff Energy Ltd.	6,700	8,268
Pipestone Energy Corp.(1)(2)	4,000	10,110
Pizza Pizza Royalty Corp.(1)	200	1,991
Polaris Renewable Energy, Inc.(1)	400	4,324
Pollard Banknote Ltd.(1)	200	2,899
Power Corp. of Canada	2,705	68,050
Precision Drilling Corp.(1)(2)	400	31,937
Primo Water Corp.	700	10,933
Quarterhill, Inc.	800	940
Quebecor, Inc., Class B	1,800	38,793
Real Matters, Inc.(1)(2)	3,450	10,464
Resolute Forest Products, Inc.(2)	2,300	48,440
Restaurant Brands International, Inc.	2,900	192,586
Ritchie Bros Auctioneers, Inc.	1,400	76,757
Rogers Communications, Inc., Class B	1,000	46,002
Royal Bank of Canada	9,283	923,228
Russel Metals, Inc.	1,500	32,283
Sabina Gold & Silver Corp.(2)	3,500	3,357
Sandstorm Gold Ltd.	800	4,151
Saputo, Inc.(1)	1,800	44,694
Shaw Communications, Inc., B Shares	2,900	79,143
ShawCor Ltd.(2)	2,500	23,194
Shopify, Inc., Class A(2)	3,300	135,567
Sienna Senior Living, Inc.(1)	100	871
Silvercorp Metals, Inc.(1)	5,300	14,815
Sleep Country Canada Holdings, Inc.	600	10,304
Softchoice Corp.	1,100	12,724
Spartan Delta Corp.(2)	4,800	54,989
Spin Master Corp., VTG Shares	1,000	25,506
SSR Mining, Inc.	2,809	42,558
SSR Mining, Inc. (NASDAQ)	1,697	25,727

Stantec, Inc.	1,400	69,264
Stelco Holdings, Inc.	1,300	43,422
Stella-Jones, Inc.(1)	1,476	52,384
StorageVault Canada, Inc.	1,200	5,843
Sun Life Financial, Inc.	4,700	222,710
Suncor Energy, Inc.(1)	14,966	492,098
Surge Energy, Inc.(1)	2,500	18,511
Tamarack Valley Energy Ltd.(1)	21,200	81,638
Taseko Mines Ltd.(1)(2)	3,500	4,918
TC Energy Corp.	5,400	239,260
Teck Resources Ltd., Class B	8,300	307,652
TELUS Corp.(2)	134	2,853
TELUS Corp. (Toronto)	3,300	70,261
TFI International, Inc.	1,000	108,538
Thomson Reuters Corp.	700	82,424
Tidewater Midstream and Infrastructure Ltd.(1)	8,200	6,888
Timbercreek Financial Corp.(1)	1,500	8,731
TMX Group Ltd.	300	31,455
Torex Gold Resources, Inc.(2)	1,738	16,086
Toromont Industries Ltd.	1,000	76,110
Toronto-Dominion Bank	10,990	731,468
Total Energy Services, Inc.	1,600	10,420
Tourmaline Oil Corp.(1)	6,200	377,351
TransAlta Corp.(1)	4,800	44,819
TransAlta Renewables, Inc.	1,500	15,935
Transcontinental, Inc., Class A(1)	1,260	15,868
Treasury Metals, Inc.(1)(2)	300	71
Trican Well Service Ltd.(1)(2)	3,500	10,408
Tricon Residential, Inc. (Toronto)	2,688	23,040
Trisura Group Ltd.(2)	500	15,946
Turquoise Hill Resources Ltd.(2)	1,400	43,837
Uni-Select, Inc.(2)	800	27,078
Vermilion Energy, Inc.	5,433	107,396
Victoria Gold Corp.(2)	1,300	7,847
Viemed Healthcare, Inc.(2)	200	1,470
Viemed Healthcare, Inc. (Toronto)(2)	474	3,479
Wajax Corp.	500	7,694
Wesdome Gold Mines Ltd.(2)	2,200	14,850
West Fraser Timber Co. Ltd.	1,572	122,965
Western Forest Products, Inc.	5,500	4,498
Westshore Terminals Investment Corp.(1)	600	10,723
Wheaton Precious Metals Corp.	2,600	101,476
Whitecap Resources, Inc.(1)	10,796	86,118
Winpak Ltd.	500	16,169
WSP Global, Inc.(1)	1,300	155,934
Yamana Gold, Inc.	18,100	98,631
Yangarra Resources Ltd.(1)(2)	4,100	8,443
		19,706,913
China
Fullshare Holdings Ltd.(2)	167,500	2,190
Truly International Holdings Ltd.	24,000	4,260
		6,450
Denmark — 2.3%
ALK-Abello A/S(2)	1,597	23,191
Alm Brand A/S	21,735	36,099

AP Moller - Maersk A/S, A Shares	46	97,661
AP Moller - Maersk A/S, B Shares	74	160,429
Bang & Olufsen A/S(2)	1,614	2,246
Bavarian Nordic A/S(2)	1,131	38,416
Carlsberg AS, B Shares	546	69,023
Chemometec A/S(2)	181	21,812
Chr Hansen Holding A/S	468	28,885
Coloplast A/S, B Shares	598	70,694
D/S Norden A/S	1,124	59,115
Danske Bank A/S	8,547	153,915
Demant A/S(2)	632	18,052
Dfds A/S	1,450	50,842
DSV A/S	611	97,756
FLSmidth & Co. A/S	1,191	35,405
Genmab A/S, ADR(2)	5,400	251,262
GN Store Nord AS	283	6,837
H Lundbeck A/S	3,924	14,525
H Lundbeck A/S, A Shares(2)	981	3,458
H+H International A/S, B Shares(2)	331	4,946
ISS A/S(2)	387	8,453
Jyske Bank A/S(2)	1,549	94,812
Nilfisk Holding A/S(2)	257	5,065
NKT A/S(2)	1,803	97,089
NNIT A/S(2)	254	2,385
Novo Nordisk A/S, ADR	11,990	1,493,954
Novozymes A/S, B Shares	2,575	149,731
Orsted A/S	1,620	141,848
Pandora A/S	903	68,746
Per Aarsleff Holding A/S	341	11,038
Ringkjoebing Landbobank A/S	587	73,806
ROCKWOOL A/S, B Shares	68	14,932
Royal Unibrew A/S	767	52,620
Schouw & Co. A/S	303	21,905
SimCorp A/S	740	48,144
Solar A/S, B Shares	136	11,568
SP Group A/S	96	3,406
Spar Nord Bank A/S	2,302	33,698
Sydbank A/S	1,368	51,172
Topdanmark A/S	699	36,553
TORM PLC, Class A	676	19,645
Tryg A/S	2,333	54,280
Vestas Wind Systems A/S	15,357	399,009
		4,138,428
Finland — 1.0%
Aktia Bank Oyj	500	5,259
Anora Group Oyj(1)	109	842
Cargotec Oyj, B Shares	1,209	50,382
Caverion OYJ	704	5,099
Citycon Oyj(2)	1,917	12,934
Elisa Oyj	863	44,891
Finnair Oyj(1)(2)	25,656	12,067
Fortum Oyj	3,183	50,724
HKScan Oyj, A Shares(1)	1,333	1,329
Huhtamaki Oyj	439	16,047
Kemira Oyj	1,934	28,043

Kesko Oyj, B Shares	3,922	84,305
Kojamo Oyj	1,599	23,835
Kone Oyj, B Shares	2,858	142,930
Konecranes Oyj	267	7,873
Marimekko Oyj	615	5,843
Metsa Board Oyj, Class B	4,677	41,613
Metso Outotec Oyj	6,870	64,688
Musti Group Oyj(2)	248	3,965
Neste Oyj	1,754	90,535
Nokia Oyj, ADR(1)	34,582	170,489
Nokian Renkaat Oyj	1,505	16,492
Oriola Oyj, B Shares	441	825
Orion Oyj, Class B	2,087	110,188
Outokumpu Oyj	8,208	41,403
Puuilo Oyj(1)	1,119	6,499
QT Group Oyj(1)(2)	196	9,432
Revenio Group Oyj	298	12,718
Rovio Entertainment Oyj	2,326	14,345
Sampo Oyj, A Shares	4,664	236,200
Sanoma Oyj	490	5,786
Stora Enso Oyj, R Shares	7,800	114,747
TietoEVRY Oyj	97	2,646
Tokmanni Group Corp.	974	13,417
UPM-Kymmene Oyj	3,902	143,248
Uponor Oyj	1,775	27,230
Valmet Oyj	1,331	34,405
Wartsila Oyj Abp	6,032	52,252
YIT Oyj(1)	5,343	14,939
		1,720,465
France — 9.3%
ABC arbitrage	396	2,753
Accor SA(2)	1,260	33,189
Aeroports de Paris(2)	732	112,829
Air France-KLM(2)	8,044	10,961
Air Liquide SA	3,722	541,890
Airbus SE	4,076	467,907
AKWEL	46	783
ALD SA(1)	3,272	32,930
Alstom SA(1)	1,620	42,535
Alten SA	263	33,239
Amundi SA	513	28,867
APERAM SA	822	26,094
ArcelorMittal SA, NY Shares	6,560	177,448
Arkema SA	780	69,351
Atos SE(1)(2)	1,280	13,481
Aubay	27	1,404
AXA SA	22,547	637,371
Beneteau SA	1,307	14,875
Bigben Interactive	62	435
BioMerieux	776	78,300
BNP Paribas SA	10,433	586,251
Bollore SE	8,843	49,749
Bonduelle SCA	188	2,412
Bouygues SA	5,422	167,682
Bureau Veritas SA	5,500	144,241

Capgemini SE	984	177,905
Carrefour SA	12,013	205,644
Casino Guichard Perrachon SA(1)(2)	675	7,542
Catana Group(1)	769	4,239
Cellectis SA, ADR(2)	316	695
CGG SA(2)	9,736	6,694
Chargeurs SA(1)	243	3,253
Cie de Saint-Gobain	5,894	271,781
Cie des Alpes(2)	1,031	15,092
Cie Generale des Etablissements Michelin SCA	11,542	325,166
Cie Plastic Omnium SA	2,929	45,863
Coface SA(2)	2,961	36,247
Credit Agricole SA	13,731	138,880
Danone SA	2,522	132,550
Dassault Aviation SA	775	123,192
Dassault Systemes SE	3,545	132,183
Derichebourg SA	3,292	17,809
Edenred	1,558	85,595
Eiffage SA	2,632	259,157
Electricite de France SA	4,088	51,164
Elis SA	536	7,021
Engie SA	21,318	324,072
Eramet SA	355	30,379
Esker SA	88	14,042
EssilorLuxottica SA	1,137	212,319
Esso SA Francaise(2)	168	9,160
Etablissements Maurel et Prom SA	1,540	6,723
Eurazeo SE	1,052	66,397
Euroapi SA(2)	956	17,066
Eurobio Scientific SA(1)(2)	276	5,541
Eurofins Scientific SE	1,326	92,045
Euronext NV	633	48,424
Eutelsat Communications SA	5,401	42,971
Fnac Darty SA	114	4,224
Focus Entertainment(2)	53	2,575
Gaztransport Et Technigaz SA	753	93,870
Genfit(2)	1,825	6,542
Getlink SE	5,232	86,461
Groupe LDLC(1)	99	2,234
Hermes International	204	331,557
ID Logistics Group(2)	79	22,503
Imerys SA	922	36,631
Infotel SA	51	2,863
Innate Pharma SA(1)(2)	719	1,620
Interparfums SA	225	12,697
Ipsen SA	1,248	139,508
IPSOS	281	16,075
Jacquet Metals SACA	231	3,916
JCDecaux SE(2)	1,086	19,662
Kaufman & Broad SA	197	5,320
Kering SA	971	583,413
Korian SA	780	7,776
La Francaise des Jeux SAEM	2,967	118,965
Legrand SA	1,109	90,362
LISI	253	5,370

L'Oreal SA	828	310,960
LVMH Moet Hennessy Louis Vuitton SE	1,863	1,445,741
Maisons du Monde SA	672	8,278
Manitou BF SA	243	5,532
Mersen SA	475	18,297
Metropole Television SA	937	13,472
Nacon SA(1)(2)	27	73
Neoen SA	875	35,775
Nexans SA	811	71,711
Nexity SA	557	14,054
Novacyt SA(2)	1,610	1,389
Orange SA, ADR(1)	35,204	358,729
Orpea SA(1)(2)	451	3,080
Pernod Ricard SA	1,518	301,149
Publicis Groupe SA	1,906	125,446
Quadient SA	622	9,490
Remy Cointreau SA	170	29,422
Renault SA(2)	5,762	209,647
ReWorld Media SA(2)	641	3,643
Rexel SA(2)	3,390	62,296
Rubis SCA	851	21,637
Safran SA	5,350	661,183
Sanofi, ADR	9,985	452,820
Sartorius Stedim Biotech	148	50,513
Schneider Electric SE	1,515	223,726
SCOR SE	3,011	57,900
SEB SA(1)	387	30,560
SES SA	12,776	87,594
SMCP SA(2)	707	5,054
Societe BIC SA	346	22,858
Societe Generale SA	16,580	417,302
Sodexo SA(1)	690	66,084
SOITEC(2)	372	60,512
Solutions 30 SE(2)	1,773	3,319
Somfy SA	150	22,415
Sopra Steria Group SACA	213	32,324
SPIE SA	1,881	46,519
STMicroelectronics NV, NY Shares	14,640	569,203
Technip Energies NV	2,687	42,556
Teleperformance	503	114,826
Television Francaise 1	741	5,601
Thales SA	585	74,836
TotalEnergies SE, ADR	23,692	1,478,855
Trigano SA	86	10,769
Ubisoft Entertainment SA(2)	3,267	90,882
Valeo	7,174	134,115
Vallourec SA(2)	2,861	33,641
Veolia Environnement SA	3,471	89,836
Verallia SA	3,007	91,649
Vicat SA	337	8,100
Vilmorin & Cie SA	141	7,238
Vinci SA	6,706	677,076
Virbac SA	85	21,651
Vivendi SE	7,547	67,926
Wavestone	105	4,859

Worldline SA(2)	673	31,881
X-Fab Silicon Foundries SE(2)	1,705	11,564
		16,645,500
Germany — 6.7%
1&1 AG	260	3,737
7C Solarparken AG	2,864	13,331
Aareal Bank AG(2)	477	16,199
Adesso SE	58	8,259
adidas AG	1,355	174,670
ADLER Group SA(2)	223	420
AIXTRON SE	1,143	36,943
Allianz SE	3,221	687,559
Amadeus Fire AG	60	7,134
Aroundtown SA	14,194	34,406
Atoss Software AG	106	16,251
AURELIUS Equity Opportunities SE & Co. KGaA	862	17,672
Aurubis AG	774	62,138
Auto1 Group SE(2)	926	8,091
BASF SE	8,114	413,128
Bayer AG	4,528	262,791
Bayerische Motoren Werke AG	3,835	348,213
Bayerische Motoren Werke AG, Preference Shares	727	63,085
BayWa AG	138	6,687
Bechtle AG	924	33,695
Befesa SA	386	16,493
Beiersdorf AG	1,086	118,106
Bertrandt AG	99	3,612
Bijou Brigitte AG(2)	20	764
Bilfinger SE	352	10,085
Borussia Dortmund GmbH & Co. KGaA(2)	870	3,227
Brenntag SE	1,183	75,216
CANCOM SE	186	5,620
Carl Zeiss Meditec AG, Bearer Shares	459	62,578
CECONOMY AG	4,325	10,193
Cewe Stiftung & Co. KGAA	104	10,440
Commerzbank AG(2)	22,127	185,338
CompuGroup Medical SE & Co. KgaA	280	10,599
Continental AG	1,257	76,074
Covestro AG	3,000	120,565
CropEnergies AG	1,158	17,633
CTS Eventim AG & Co. KGaA(2)	1,155	72,356
Daimler Truck Holding AG(2)	8,798	290,005
Delivery Hero SE(2)	1,180	51,652
Dermapharm Holding SE	489	21,427
Deutsche Bank AG	32,155	341,808
Deutsche Beteiligungs AG	216	6,585
Deutsche Boerse AG	1,023	188,001
Deutsche Lufthansa AG(2)	19,192	154,727
Deutsche Pfandbriefbank AG	2,973	23,612
Deutsche Post AG	8,931	356,778
Deutsche Telekom AG	27,107	551,430
Deutz AG	2,787	12,630
DIC Asset AG	312	2,467
Dr. Ing. h.c. F. Porsche AG, Preference Shares(2)	336	38,041
Draegerwerk AG & Co. KGaA	78	3,133

Draegerwerk AG & Co. KGaA, Preference Shares	416	18,855
Duerr AG	2,142	72,762
E.ON SE	13,971	133,948
Eckert & Ziegler Strahlen- und Medizintechnik AG	399	22,660
Elmos Semiconductor SE	204	12,735
ElringKlinger AG	121	937
Encavis AG	3,168	66,361
Energiekontor AG	210	19,337
Evonik Industries AG	2,361	46,540
Fielmann AG	598	21,896
flatexDEGIRO AG(2)	1,036	11,116
Fraport AG Frankfurt Airport Services Worldwide(2)	618	27,047
Freenet AG	1,139	25,317
Fresenius Medical Care AG & Co. KGaA, ADR	1,743	27,226
Fresenius SE & Co. KGaA	368	10,254
FUCHS PETROLUB SE, Preference Shares	923	32,331
GEA Group AG	2,344	95,849
GFT Technologies SE	224	8,566
Grand City Properties SA	1,895	18,987
GRENKE AG	746	16,178
Hamburger Hafen und Logistik AG	771	9,352
Hannover Rueck SE	1,283	243,552
HeidelbergCement AG	2,797	153,356
Heidelberger Druckmaschinen AG(2)	3,633	6,367
HelloFresh SE(2)	2,689	66,593
Henkel AG & Co. KGaA	460	30,603
Henkel AG & Co. KGaA, Preference Shares	1,106	79,108
Hensoldt AG	650	15,190
HOCHTIEF AG	490	28,500
Hornbach Holding AG & Co. KGaA	279	22,131
HUGO BOSS AG	1,887	106,152
Hypoport SE(2)	22	2,433
Indus Holding AG	450	10,674
Infineon Technologies AG	13,689	459,820
Instone Real Estate Group SE	786	7,016
JOST Werke AG	365	20,265
Jungheinrich AG, Preference Shares	1,935	57,263
K+S AG	6,264	138,263
KION Group AG	860	24,601
Kloeckner & Co. SE	1,094	10,382
Knorr-Bremse AG	959	54,667
Koenig & Bauer AG(2)	246	4,129
Kontron AG	1,638	26,399
Krones AG	571	65,005
KSB SE & Co. KGaA, Preference Shares	15	5,535
KWS Saat SE & Co. KGaA	122	8,416
Lang & Schwarz AG	141	1,585
Lanxess AG	1,807	72,601
LEG Immobilien SE	971	62,303
Leifheit AG	4	63
Leoni AG(2)	416	2,745
LPKF Laser & Electronics AG(2)	302	3,189
Mercedes-Benz Group AG	3,665	249,012
Merck KGaA	375	68,706
METRO AG(2)	5,078	45,303

MLP SE	786	4,343
MTU Aero Engines AG	1,294	272,857
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,426	450,411
Mutares SE & Co. KGaA	412	7,942
Nagarro SE(2)	105	12,202
Nemetschek SE	560	27,987
New Work SE	30	5,072
Norma Group SE	783	13,709
OHB SE	22	803
PATRIZIA SE	274	2,707
Pfeiffer Vacuum Technology AG	80	14,688
Porsche Automobil Holding SE, Preference Shares	2,171	133,448
ProSiebenSat.1 Media SE	1,940	17,628
publity AG(2)	24	738
Puma SE	729	37,728
PVA TePla AG(2)	680	13,083
QIAGEN NV(2)	3,502	173,489
Rational AG	74	46,494
Rheinmetall AG	418	85,429
RTL Group SA(2)	47	1,952
RWE AG	8,841	389,189
SAF-Holland SE	1,689	16,618
Salzgitter AG	583	17,097
SAP SE, ADR	2,692	298,462
Sartorius AG, Preference Shares	245	92,109
Schaeffler AG, Preference Shares	4,079	27,634
Scout24 SE	760	41,715
Secunet Security Networks AG	55	12,719
SGL Carbon SE(2)	2,080	16,433
Siemens AG	4,345	602,585
Siemens Energy AG(2)	3,110	52,235
Siemens Healthineers AG	1,492	79,521
Siltronic AG	432	35,852
Sixt SE	346	33,489
Sixt SE, Preference Shares	398	24,414
Stabilus SE	666	42,774
Steico SE	77	3,666
STO SE & Co. KGaA, Preference Shares	45	7,338
STRATEC SE	85	7,386
Stroeer SE & Co. KGaA	604	27,751
Suedzucker AG	1,714	25,240
SUESS MicroTec SE	143	2,275
Symrise AG	665	76,268
Synlab AG	1,246	17,573
TAG Immobilien AG	2,539	15,313
TeamViewer AG(2)	2,316	30,170
Telefonica Deutschland Holding AG	28,077	67,153
thyssenkrupp AG(2)	5,850	32,975
Traffic Systems SE	40	1,071
UmweltBank AG	260	3,177
Uniper SE	1,851	8,504
United Internet AG	1,451	30,848
VERBIO Vereinigte BioEnergie AG	803	63,064
Villeroy & Boch AG, Preference Shares	155	2,709
Vitesco Technologies Group AG, Class A(2)	674	35,765

Volkswagen AG	355	68,532
Volkswagen AG, Preference Shares	1,800	265,879
Vonovia SE	7,918	196,674
Wacker Chemie AG	203	26,072
Wacker Neuson SE	447	7,936
Washtec AG	108	4,285
Wuestenrot & Wuerttembergische AG	218	3,448
Zalando SE(2)	1,282	40,323
		12,082,736
Hong Kong — 2.3%
AIA Group Ltd.	77,468	786,657
ASMPT Ltd.	6,200	46,156
Atlas Corp.(1)	4,940	75,928
Bank of East Asia Ltd.	31,200	35,983
BOC Hong Kong Holdings Ltd.	44,000	140,448
Bright Smart Securities & Commodities Group Ltd.	14,000	2,373
Budweiser Brewing Co. APAC Ltd.	14,200	41,192
Cafe de Coral Holdings Ltd.	4,000	5,818
Chow Sang Sang Holdings International Ltd.	5,000	5,808
Chow Tai Fook Jewellery Group Ltd.	5,200	9,169
CITIC Telecom International Holdings Ltd.	25,000	8,226
CK Asset Holdings Ltd.	34,906	208,930
CK Hutchison Holdings Ltd.	22,500	130,798
CK Infrastructure Holdings Ltd.	11,500	58,118
CLP Holdings Ltd.	16,000	116,103
C-Mer Eye Care Holdings Ltd.(2)	16,000	8,316
Comba Telecom Systems Holdings Ltd.(1)	18,000	3,241
Cowell e Holdings, Inc.(1)(2)	11,000	18,065
Dah Sing Banking Group Ltd.	16,800	11,714
Dah Sing Financial Holdings Ltd.	3,200	7,148
DFI Retail Group Holdings Ltd.	2,300	5,917
E-Commodities Holdings Ltd.(1)	82,000	16,681
Esprit Holdings Ltd.(1)(2)	5,100	494
ESR Group Ltd.	7,800	17,705
Fairwood Holdings Ltd.	2,000	2,653
Far East Consortium International Ltd.	16,500	3,926
First Pacific Co. Ltd.	24,000	7,532
Futu Holdings Ltd., ADR(2)	705	43,350
Galaxy Entertainment Group Ltd.	8,000	48,636
Giordano International Ltd.	52,000	9,553
Guotai Junan International Holdings Ltd.	40,000	3,463
Haitong International Securities Group Ltd.(1)(2)	34,100	3,341
Hang Lung Group Ltd.	17,000	29,942
Hang Lung Properties Ltd.	49,000	90,559
Hang Seng Bank Ltd.	5,000	77,118
Henderson Land Development Co. Ltd.	19,000	62,634
HK Electric Investments & HK Electric Investments Ltd.	28,500	21,065
HKT Trust & HKT Ltd.	41,000	49,992
Hong Kong & China Gas Co. Ltd.	52,332	44,649
Hong Kong Exchanges & Clearing Ltd.	4,000	159,030
Hong Kong Technology Venture Co. Ltd.	27,000	20,149
Hongkong & Shanghai Hotels Ltd.(2)	1,000	884
Hongkong Land Holdings Ltd.	17,800	71,821
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	2,871
Hysan Development Co. Ltd.	18,000	47,531

IGG, Inc.(2)	10,000	3,536
IRC Ltd.(1)(2)	202,000	3,103
Jardine Matheson Holdings Ltd.	2,600	126,019
Johnson Electric Holdings Ltd.	4,000	5,016
K Wah International Holdings Ltd.	11,000	3,463
Kerry Logistics Network Ltd.	728	1,283
Kerry Properties Ltd.	10,000	19,117
Lifestyle International Holdings Ltd.(2)	5,000	3,204
LK Technology Holdings Ltd.	10,000	10,166
Luk Fook Holdings International Ltd.	5,000	12,122
Man Wah Holdings Ltd.	44,400	41,095
Melco Resorts & Entertainment Ltd., ADR(2)	529	4,512
MGM China Holdings Ltd.(1)(2)	800	544
Modern Dental Group Ltd.	6,000	1,446
MTR Corp. Ltd.	5,000	24,106
New World Development Co. Ltd.	29,000	69,001
NWS Holdings Ltd.	38,000	31,332
Oriental Watch Holdings(1)	24,828	13,633
Pacific Basin Shipping Ltd.	130,000	43,898
Pacific Century Premium Developments Ltd.(2)	2,268	93
Pacific Textiles Holdings Ltd.	12,000	3,954
PAX Global Technology Ltd.	25,000	21,469
PC Partner Group Ltd.(1)	8,000	4,664
PCCW Ltd.	27,024	11,817
Perfect Medical Health Management Ltd.(1)	7,000	3,337
Power Assets Holdings Ltd.	10,000	51,586
Realord Group Holdings Ltd.(1)(2)	6,000	6,912
Sa Sa International Holdings Ltd.(1)(2)	4,000	553
Sands China Ltd.(2)	3,600	9,842
Shun Tak Holdings Ltd.(2)	16,000	2,579
Singamas Container Holdings Ltd.	96,000	9,171
Sino Land Co. Ltd.	53,055	66,356
SITC International Holdings Co. Ltd.	20,000	44,367
SJM Holdings Ltd.(1)(2)	17,500	8,441
Sun Hung Kai & Co. Ltd.	10,000	3,650
Sun Hung Kai Properties Ltd.	14,000	168,886
SUNeVision Holdings Ltd.	11,000	5,564
Swire Pacific Ltd., Class A	13,500	106,102
Swire Properties Ltd.	12,600	28,378
Techtronic Industries Co. Ltd.	5,500	67,046
Texhong Textile Group Ltd.	4,000	3,309
Texwinca Holdings Ltd.	4,000	669
United Energy Group Ltd.	212,000	19,710
United Laboratories International Holdings Ltd.	54,000	28,335
Value Partners Group Ltd.(1)	10,000	3,035
Vitasoy International Holdings Ltd.(2)	6,000	10,944
VTech Holdings Ltd.	6,400	40,817
WH Group Ltd.	264,423	154,930
Wharf Real Estate Investment Co. Ltd.	20,000	92,813
Wynn Macau Ltd.(1)(2)	7,600	5,822
Xinyi Glass Holdings Ltd.	31,000	60,033
Yue Yuen Industrial Holdings Ltd.	30,000	37,837
		4,061,304
Ireland — 0.5%
AIB Group PLC	30,590	99,334

Bank of Ireland Group PLC	21,652	179,539
CRH PLC	6,618	266,053
Dalata Hotel Group PLC(2)	6,843	24,527
FBD Holdings PLC	510	5,958
Glanbia PLC	4,457	53,752
Glenveagh Properties PLC(2)	34,927	33,903
Kerry Group PLC, A Shares	888	84,411
Kingspan Group PLC	824	46,775
Origin Enterprises PLC	6,048	24,702
Smurfit Kappa Group PLC	4,274	155,268
Uniphar PLC(2)	1,590	5,906
		980,128
Israel — 0.9%
AFI Properties Ltd.(2)	174	5,874
Airport City Ltd.(2)	717	12,805
Alony Hetz Properties & Investments Ltd.	1,692	19,937
Amot Investments Ltd.	2,002	13,036
Ashtrom Group Ltd.	462	9,829
AudioCodes Ltd.	183	3,514
Azrieli Group Ltd.	181	12,985
Bank Hapoalim BM	13,673	132,938
Bank Leumi Le-Israel BM	11,663	106,915
Bezeq The Israeli Telecommunication Corp. Ltd.	30,094	55,973
Big Shopping Centers Ltd.	98	11,557
Blue Square Real Estate Ltd.	143	10,128
Caesarstone Ltd.	67	420
Carasso Motors Ltd.	1,555	10,114
Cellcom Israel Ltd.(2)	2,364	13,454
Check Point Software Technologies Ltd.(2)	666	88,465
Clal Insurance Enterprises Holdings Ltd.(2)	1,225	22,576
Cognyte Software Ltd.(2)	134	395
CyberArk Software Ltd.(2)	144	21,466
Danel Adir Yeoshua Ltd.	47	4,196
Delek Automotive Systems Ltd.	1,513	20,190
Delek Group Ltd.(2)	167	21,313
Delta Galil Ltd.	164	7,056
Elbit Systems Ltd.	111	19,487
Elco Ltd.	83	4,812
Electra Consumer Products 1970 Ltd.	158	6,517
Electra Ltd.	28	16,415
Energix-Renewable Energies Ltd.	281	1,050
Equital Ltd.(2)	507	16,423
Fattal Holdings 1998 Ltd.(2)	115	11,837
FIBI Holdings Ltd.	572	26,823
First International Bank of Israel Ltd.	813	35,788
FMS Enterprises Migun Ltd.	27	978
Fox Wizel Ltd.	130	14,710
G City Ltd.	640	2,295
Gav-Yam Lands Corp. Ltd.	433	3,734
Harel Insurance Investments & Financial Services Ltd.	2,182	21,669
Hilan Ltd.	298	14,757
ICL Group Ltd.	6,137	51,487
IDI Insurance Co. Ltd.	30	733
Inmode Ltd.(2)	996	38,236
Inrom Construction Industries Ltd.	1,146	4,722

Isracard Ltd.	4,656	15,590
Israel Corp. Ltd.	71	29,271
Israel Discount Bank Ltd., A Shares	14,278	85,503
Israel Land Development - Urban Renewal Ltd.	808	11,313
Isras Investment Co. Ltd.	46	8,627
Ituran Location and Control Ltd.	393	9,184
Kamada Ltd.(2)	160	743
Kenon Holdings Ltd.	115	4,194
Kornit Digital Ltd.(2)	40	1,026
M Yochananof & Sons Ltd.	68	3,875
Matrix IT Ltd.	212	4,935
Mediterranean Towers Ltd.	327	877
Mega Or Holdings Ltd.	162	4,904
Melisron Ltd.	187	14,195
Menora Mivtachim Holdings Ltd.(2)	483	10,710
Migdal Insurance & Financial Holdings Ltd.	14,966	19,771
Mivne Real Estate KD Ltd.	3,933	13,358
Mizrahi Tefahot Bank Ltd.	1,929	71,672
Nano Dimension Ltd., ADR(1)(2)	1,645	4,063
Neto Malinda Trading Ltd.(2)	370	11,802
Nice Ltd., ADR(2)	211	40,970
Nova Ltd.(2)	378	32,184
Novolog Ltd.	5,599	4,908
Oil Refineries Ltd.	45,199	16,801
One Software Technologies Ltd.	600	8,899
Partner Communications Co. Ltd.(2)	3,082	24,180
Paz Oil Co. Ltd.(2)	218	29,461
Phoenix Holdings Ltd.	2,948	34,629
Property & Building Corp. Ltd.(2)	45	3,255
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	268	19,248
Sapiens International Corp. NV	45	888
Scope Metals Group Ltd.	181	7,823
Shapir Engineering and Industry Ltd.	1,813	15,743
Shikun & Binui Ltd.(2)	3,784	15,018
Shufersal Ltd.	3,883	25,511
Strauss Group Ltd.	509	12,794
Summit Real Estate Holdings Ltd.	420	6,271
Taro Pharmaceutical Industries Ltd.(2)	51	1,538
Tel Aviv Stock Exchange Ltd.	917	6,192
Tera Light Ltd.(2)	69	99
Teva Pharmaceutical Industries Ltd., ADR(2)	7,311	64,117
Tower Semiconductor Ltd.(2)	396	17,673
Wix.com Ltd.(2)	297	26,876
YH Dimri Construction & Development Ltd.	124	8,385
ZIM Integrated Shipping Services Ltd.(1)	1,085	22,807
		1,669,492
Italy — 2.2%
A2A SpA	31,231	41,929
ACEA SpA	668	9,182
Amplifon SpA	1,006	28,497
Arnoldo Mondadori Editore SpA	2,193	4,219
Ascopiave SpA	1,761	4,576
Assicurazioni Generali SpA	6,628	117,577
Autogrill SpA(2)	2,820	18,978
Azimut Holding SpA	2,671	54,434

Banca Generali SpA	776	26,316
Banca IFIS SpA	489	6,739
Banca Mediolanum SpA	3,320	28,094
Banca Monte dei Paschi di Siena SpA(1)(2)	6	12
Banca Popolare di Sondrio SCPA	10,739	43,068
Banco BPM SpA(1)	19,755	68,464
Be Shaping the Future SpA	2,243	8,134
BFF Bank SpA	3,275	25,646
Biesse SpA	223	2,959
BPER Banca	24,612	50,882
Brembo SpA	1,664	19,481
Brunello Cucinelli SpA	1,155	76,459
Buzzi Unicem SpA	2,170	41,897
Carel Industries SpA	333	8,291
Cementir Holding NV	699	4,607
CIR SpA-Compagnie Industriali(2)	10,844	4,877
CNH Industrial NV	13,693	220,688
Credito Emiliano SpA	1,683	11,927
d'Amico International Shipping SA(2)	45,275	17,403
Danieli & C Officine Meccaniche SpA	239	5,365
Danieli & C Officine Meccaniche SpA, Preference Shares	502	7,842
Davide Campari-Milano NV	2,453	25,853
De' Longhi SpA	340	7,657
DiaSorin SpA	42	5,603
Digital Bros SpA	352	8,146
Digital Value SpA(2)	81	6,068
doValue SpA	489	3,523
Enav SpA	4,093	18,107
Enel SpA	34,142	184,189
Eni SpA, ADR(1)	11,854	350,997
ERG SpA	1,547	49,179
Ferrari NV	870	194,186
Fila SpA	454	3,260
Fincantieri SpA(1)(2)	30,410	17,490
FinecoBank Banca Fineco SpA	7,515	122,056
Hera SpA(1)	14,182	39,394
Infrastrutture Wireless Italiane SpA	943	9,405
Interpump Group SpA	205	9,200
Intesa Sanpaolo SpA(1)	143,744	319,149
Iren SpA	25,168	41,779
Italgas SpA	1,495	8,798
Iveco Group NV(2)	7,727	52,184
Leonardo SpA	4,135	33,176
Maire Tecnimont SpA(1)	6,298	20,206
Mediobanca Banca di Credito Finanziario SpA	7,391	71,426
MFE-MediaForEurope NV, Class A	9,573	4,028
MFE-MediaForEurope NV, Class B(1)	7,657	4,506
Moncler SpA	1,518	79,124
Nexi SpA(2)	1,732	15,364
OVS SpA	9,129	20,923
Piaggio & C SpA	5,336	15,624
Poste Italiane SpA	7,286	71,706
Prysmian SpA	2,088	73,583
RAI Way SpA	2,481	13,601
Recordati Industria Chimica e Farmaceutica SpA	641	27,429

Reply SpA	152	18,076
Safilo Group SpA(2)	2,082	3,361
Saipem SpA(1)(2)	4,992	5,385
Salvatore Ferragamo SpA	1,517	27,252
Sanlorenzo SpA/Ameglia	180	6,588
Saras SpA(2)	21,050	25,614
Sesa SpA	216	27,132
Snam SpA	28,121	143,549
Stellantis NV	21,380	337,279
Technogym SpA	1,602	12,478
Telecom Italia SpA(1)(2)	49,767	10,858
Telecom Italia SpA, Preference Shares(2)	37,591	7,964
Tenaris SA, ADR	967	33,332
Terna - Rete Elettrica Nazionale(1)	6,553	50,196
Tod's SpA(2)	309	10,823
UniCredit SpA	23,786	324,867
Unieuro SpA(1)	231	3,135
Unipol Gruppo SpA	5,271	26,963
Webuild SpA(1)	15,766	24,947
Zignago Vetro SpA	498	7,293
		3,992,554
Japan — 20.4%
77 Bank Ltd.	1,600	22,789
A&D HOLON Holdings Co. Ltd.	200	1,538
ABC-Mart, Inc.	300	15,223
Acom Co. Ltd.	1,400	3,285
ADEKA Corp.	1,300	21,549
Advantest Corp.	1,700	115,706
Adventure, Inc.	200	18,853
Aeon Co. Ltd.	4,400	90,806
Aeon Delight Co. Ltd.	200	4,265
AEON Financial Service Co. Ltd.	3,500	37,652
Aeon Mall Co. Ltd.	2,500	30,192
AGC, Inc.(1)	3,800	128,330
Ai Holdings Corp.	100	1,629
Aica Kogyo Co. Ltd.	1,300	30,843
Aichi Financial Group, Inc.	666	10,683
Aida Engineering Ltd.	200	1,227
Aiful Corp.	3,700	11,022
Ain Holdings, Inc.	400	19,643
Air Water, Inc.	4,100	48,512
Aisan Industry Co. Ltd.	1,000	5,152
Aisin Corp.	2,300	63,387
Ajinomoto Co., Inc.	3,700	117,153
Akatsuki, Inc.	100	1,664
Alconix Corp.	100	964
Alfresa Holdings Corp.	2,800	34,092
Alpen Co. Ltd.(1)	400	5,946
Alps Alpine Co. Ltd.	3,200	30,696
Altech Corp.	300	4,584
Amada Co. Ltd.	6,300	50,790
Amano Corp.	1,300	23,599
Amvis Holdings, Inc.(1)	400	9,459
ANA Holdings, Inc.(2)	700	15,072
Anritsu Corp.	2,300	24,758

AOKI Holdings, Inc.	100	502
Aoyama Trading Co. Ltd.	1,700	12,468
Aozora Bank Ltd.(1)	2,800	52,941
Arata Corp.	400	11,759
Arcland Service Holdings Co. Ltd.(1)	600	9,720
Arclands Corp.	900	9,831
Arcs Co. Ltd.	1,400	21,409
Argo Graphics, Inc.	700	19,494
Arisawa Manufacturing Co. Ltd.	200	1,877
ARTERIA Networks Corp.	100	912
Aruhi Corp.	200	1,464
AS One Corp.	200	9,006
Asahi Co. Ltd.	300	2,907
Asahi Diamond Industrial Co. Ltd.	1,700	8,970
Asahi Group Holdings Ltd.	1,600	51,315
Asahi Intecc Co. Ltd.	1,400	25,061
Asahi Kasei Corp.	20,400	151,620
ASAHI YUKIZAI Corp.	500	9,756
Asanuma Corp.	200	4,248
Asics Corp.	1,600	34,938
ASKA Pharmaceutical Holdings Co. Ltd.	500	4,687
ASKUL Corp.(1)	1,100	12,719
Astellas Pharma, Inc.	12,600	195,421
Astena Holdings Co. Ltd.(1)	1,500	4,572
Aucnet, Inc.(1)	1,000	14,357
Autobacs Seven Co. Ltd.	500	5,309
Avant Group Corp.	1,200	13,255
Awa Bank Ltd.	300	4,475
Axial Retailing, Inc.	600	14,891
Azbil Corp.	800	24,619
AZ-Com Maruwa Holdings, Inc.	400	4,278
Bandai Namco Holdings, Inc.	1,700	112,643
Bando Chemical Industries Ltd.	200	1,464
Bank of Iwate Ltd.	200	2,820
Bank of Kyoto Ltd.	900	37,606
Bank of Nagoya Ltd.	200	4,693
Bank of the Ryukyus Ltd.	900	5,485
Base Co. Ltd.	300	8,397
BayCurrent Consulting, Inc.	1,600	53,176
Belc Co. Ltd.	400	16,676
Belluna Co. Ltd.(1)	800	4,026
Benefit One, Inc.	1,800	28,799
Benesse Holdings, Inc.	1,100	15,993
Bic Camera, Inc.	2,200	20,259
BIPROGY, Inc.	1,200	28,885
BML, Inc.	800	20,273
Bridgestone Corp.	6,000	226,322
Brother Industries Ltd.	4,200	68,213
Bunka Shutter Co. Ltd.	2,100	17,234
C Uyemura & Co. Ltd.	400	20,382
Calbee, Inc.	1,300	27,445
Canon Marketing Japan, Inc.(1)	400	9,101
Canon, Inc., ADR	2,778	64,894
Capcom Co. Ltd.	1,800	54,849
Carenet, Inc.(1)	800	6,967

Casio Computer Co. Ltd.	700	6,915
Cawachi Ltd.	200	3,078
Celsys, Inc.(1)	900	4,585
Central Glass Co. Ltd.	1,000	25,469
Central Japan Railway Co.	800	96,963
Charm Care Corp. KK	1,000	8,386
Chiba Bank Ltd.	9,600	58,349
Chubu Electric Power Co., Inc.	4,900	45,939
Chubu Shiryo Co. Ltd.	400	3,031
Chudenko Corp.	200	3,037
Chugai Pharmaceutical Co. Ltd.(1)	4,900	130,490
Chugin Financial Group, Inc.(1)	3,300	23,353
Chugoku Electric Power Co., Inc.	2,100	10,943
Citizen Watch Co. Ltd.	6,900	30,300
CKD Corp.	1,200	18,119
CMIC Holdings Co. Ltd.	400	5,075
CMK Corp.	200	854
Coca-Cola Bottlers Japan Holdings, Inc.	3,400	36,348
COLOPL, Inc.	600	3,009
Colowide Co. Ltd.	1,200	15,673
Computer Engineering & Consulting Ltd.	300	3,333
COMSYS Holdings Corp.	1,500	27,040
Comture Corp.	200	3,848
Concordia Financial Group Ltd.	16,700	58,050
Cosmo Energy Holdings Co. Ltd.	2,400	67,507
Cosmos Pharmaceutical Corp.(1)	300	30,582
Create Restaurants Holdings, Inc.	2,400	16,453
Create SD Holdings Co. Ltd.(1)	200	4,485
Credit Saison Co. Ltd.	5,200	66,669
Creek & River Co. Ltd.	500	7,563
CTI Engineering Co. Ltd.	200	4,756
CyberAgent, Inc.(1)	7,700	70,088
Cybozu, Inc.	700	11,542
Dai Nippon Printing Co. Ltd.	2,200	45,566
Daicel Corp.	5,200	37,930
Dai-Dan Co. Ltd.	200	3,209
Daido Steel Co. Ltd.	500	16,178
Daifuku Co. Ltd.	1,000	52,060
Daihen Corp.	500	14,989
Daiho Corp.	400	12,949
Daiichi Jitsugyo Co. Ltd.	200	6,169
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,775
Dai-ichi Life Holdings, Inc.	11,000	204,030
Daiichi Sankyo Co. Ltd.	5,900	195,411
Daiken Corp.	600	9,290
Daikin Industries Ltd.	1,300	214,397
Daikokutenbussan Co. Ltd.(1)	200	7,711
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	400	5,020
Daio Paper Corp.	1,900	14,781
Daiseki Co. Ltd.	660	22,761
Daishi Hokuetsu Financial Group, Inc.	900	17,220
Daishinku Corp.	1,400	8,506
Daito Pharmaceutical Co. Ltd.	200	3,790
Daito Trust Construction Co. Ltd.	1,200	133,902
Daiwa House Industry Co. Ltd.	3,900	89,813

Daiwa Securities Group, Inc.	18,400	81,641
Daiwabo Holdings Co. Ltd.	1,000	15,954
DCM Holdings Co. Ltd.	1,000	8,345
DeNA Co. Ltd.	1,000	13,506
Denka Co. Ltd.	2,300	55,688
Denso Corp.	1,700	93,807
Dentsu Group, Inc.(1)	1,900	61,527
Denyo Co. Ltd.	200	2,196
Descente Ltd.	900	22,285
Dexerials Corp.(1)	1,400	33,599
DIC Corp.(1)	1,600	29,360
Digital Arts, Inc.	300	14,443
Digital Garage, Inc.	900	26,568
Dip Corp.	300	9,017
Disco Corp.	400	120,223
DMG Mori Co. Ltd.(1)	2,700	36,469
Doshisha Co. Ltd.	400	4,447
Doutor Nichires Holdings Co. Ltd.	300	3,699
Dowa Holdings Co. Ltd.	1,500	49,825
Dream Incubator, Inc.(2)	300	6,185
DTS Corp.	700	16,891
Duskin Co. Ltd.	1,000	21,490
DyDo Group Holdings, Inc.	200	7,072
Eagle Industry Co. Ltd.	200	1,625
Earth Corp.	100	3,886
East Japan Railway Co.	1,700	96,383
Ebara Corp.	1,600	62,208
EDION Corp.(1)	2,400	21,899
E-Guardian, Inc.	400	8,440
Eiken Chemical Co. Ltd.	1,200	16,702
Eisai Co. Ltd.	2,800	191,290
Eizo Corp.	600	15,777
Electric Power Development Co. Ltd.	5,300	81,775
en Japan, Inc.	1,300	23,441
ENEOS Holdings, Inc.	48,500	163,677
Enigmo, Inc.	600	2,638
ESPEC Corp.	200	3,023
Exedy Corp.	1,200	14,598
EXEO Group, Inc.	2,800	43,462
Ezaki Glico Co. Ltd.(1)	900	23,484
Fancl Corp.	300	5,646
FANUC Corp.	600	90,217
Fast Retailing Co. Ltd.	300	178,392
FCC Co. Ltd.	1,500	15,621
Ferrotec Holdings Corp.	1,200	28,191
Fixstars Corp.	800	7,972
Food & Life Cos. Ltd.	800	14,747
Foster Electric Co. Ltd.	100	704
FP Corp.	1,300	36,085
France Bed Holdings Co. Ltd.	200	1,361
Fudo Tetra Corp.	100	1,112
Fuji Corp.	1,500	22,886
Fuji Electric Co. Ltd.	2,600	107,731
Fuji Kyuko Co. Ltd.	200	7,204
Fuji Media Holdings, Inc.	600	4,723

Fuji Seal International, Inc.	1,400	19,201
Fuji Soft, Inc.(1)	200	11,947
Fujibo Holdings, Inc.	100	2,474
Fujicco Co. Ltd.	200	2,753
FUJIFILM Holdings Corp.	1,400	75,309
Fujikura Composites, Inc.	700	4,366
Fujikura Ltd.	8,100	66,489
Fujimi, Inc.	200	10,361
Fujimori Kogyo Co. Ltd.	800	18,754
Fujitec Co. Ltd.(1)	600	13,237
Fujitsu Ltd.	1,700	230,680
Fujiya Co. Ltd.(1)	300	5,747
Fukuda Corp.	200	7,083
Fukui Computer Holdings, Inc.	500	10,784
Fukuoka Financial Group, Inc.	3,300	64,656
Fukushima Galilei Co. Ltd.	200	6,379
Fukuyama Transporting Co. Ltd.	200	5,137
FULLCAST Holdings Co. Ltd.(1)	700	15,848
Funai Soken Holdings, Inc.(1)	800	16,399
Furukawa Co. Ltd.	300	2,832
Furukawa Electric Co. Ltd.	1,600	30,447
Furuno Electric Co. Ltd.	100	746
Furyu Corp.	700	5,928
Fuso Chemical Co. Ltd.	600	15,581
Futaba Industrial Co. Ltd.	200	548
Future Corp.	600	7,444
Fuyo General Lease Co. Ltd.	500	32,106
G-7 Holdings, Inc.	200	2,234
GA Technologies Co. Ltd.(2)	800	9,631
Gakken Holdings Co. Ltd.	1,500	11,233
Genky DrugStores Co. Ltd.(1)	200	5,084
Geo Holdings Corp.	500	7,144
Giken Ltd.	400	9,516
GLOBERIDE, Inc.	400	7,894
Glory Ltd.	1,100	18,535
GMO Financial Holdings, Inc.(1)	1,200	4,590
GMO internet group, Inc.	900	16,878
GMO Payment Gateway, Inc.	100	9,054
Goldcrest Co. Ltd.	500	6,442
Goldwin, Inc.	600	41,499
Gree, Inc.(1)	3,600	20,390
GS Yuasa Corp.	800	12,703
G-Tekt Corp.	900	10,102
GungHo Online Entertainment, Inc.	1,400	21,342
Gunma Bank Ltd.	8,300	27,280
Gunze Ltd.	400	11,622
H.U. Group Holdings, Inc.	1,800	36,508
H2O Retailing Corp.	3,200	28,459
Hachijuni Bank Ltd.	8,200	31,070
Hakuhodo DY Holdings, Inc.	5,500	53,816
Hakuto Co. Ltd.	400	10,984
Hamakyorex Co. Ltd.	200	5,013
Hamamatsu Photonics KK	1,300	68,646
Hankyu Hanshin Holdings, Inc.	3,700	115,861
Hanwa Co. Ltd.	1,300	34,123

Happinet Corp.	600	8,488
Haseko Corp.	5,200	57,499
Hazama Ando Corp.	1,100	7,017
Heiwa Corp.(1)	2,000	35,595
Heiwa Real Estate Co. Ltd.	1,100	32,843
Heiwado Co. Ltd.	1,000	14,793
Hikari Tsushin, Inc.	200	28,070
Hino Motors Ltd.(2)	5,000	22,723
Hirata Corp.	100	4,017
Hirogin Holdings, Inc.	6,800	31,337
Hirose Electric Co. Ltd.	300	40,151
Hisamitsu Pharmaceutical Co., Inc.	200	5,679
Hitachi Construction Machinery Co. Ltd.	1,900	44,911
Hitachi Ltd.	3,800	203,222
Hitachi Zosen Corp.	7,700	50,647
Hogy Medical Co. Ltd.	100	2,545
Hokkaido Electric Power Co., Inc.	5,900	19,522
Hokko Chemical Industry Co. Ltd.	200	1,335
Hokkoku Financial Holdings, Inc.	700	22,734
Hokuetsu Corp.	3,800	21,580
Hokuetsu Industries Co. Ltd.	100	844
Hokuhoku Financial Group, Inc.	3,100	21,063
Hokuriku Electric Power Co.(1)	2,600	10,170
Hokuto Corp.	200	2,748
Honda Motor Co. Ltd., ADR	12,252	300,174
Hoosiers Holdings Co. Ltd.	200	1,162
Horiba Ltd.	900	41,366
Hoshizaki Corp.	600	20,363
Hosiden Corp.	800	9,531
Hosokawa Micron Corp.	200	4,306
House Foods Group, Inc.	600	11,884
Hoya Corp.	1,884	194,957
HS Holdings Co. Ltd.	200	1,532
Hulic Co. Ltd.(1)	5,300	44,756
Hyakugo Bank Ltd.	3,700	9,439
Hyakujushi Bank Ltd.	200	2,620
Ibiden Co. Ltd.	2,400	98,488
Icom, Inc.	200	4,060
Idec Corp.	800	19,257
Idemitsu Kosan Co. Ltd.	4,600	108,025
IDOM, Inc.	900	4,924
IHI Corp.	4,100	113,146
Iida Group Holdings Co. Ltd.	1,100	17,649
Iino Kaiun Kaisha Ltd.	3,000	20,562
Inaba Denki Sangyo Co. Ltd.	600	12,208
Inabata & Co. Ltd.	400	6,926
Ines Corp.	100	1,056
I-Net Corp.	100	953
Infocom Corp.	800	12,037
Infomart Corp.	200	680
Information Services International-Dentsu Ltd.	400	13,489
INFRONEER Holdings, Inc.	3,584	26,952
INPEX Corp.	17,100	188,436
Insource Co. Ltd.	800	20,001
Intage Holdings, Inc.	600	6,746

Internet Initiative Japan, Inc.	2,000	36,213
I-PEX, Inc.	200	1,921
IPS, Inc.	400	9,037
IR Japan Holdings Ltd.	100	1,339
I'rom Group Co. Ltd.	300	4,904
Iseki & Co. Ltd.(1)	500	4,679
Isetan Mitsukoshi Holdings Ltd.	3,400	32,902
Ishihara Sangyo Kaisha Ltd.	900	7,436
Isuzu Motors Ltd.	9,800	128,410
Ito En Ltd.	500	19,351
ITOCHU Corp.(1)	6,700	210,427
Itochu Enex Co. Ltd.	1,900	14,104
Itochu Techno-Solutions Corp.	1,400	34,465
Itoham Yonekyu Holdings, Inc.	2,600	12,961
IwaiCosmo Holdings, Inc.	100	928
Iwatani Corp.	1,000	42,274
Iyogin Holdings, Inc.	4,300	22,931
Izumi Co. Ltd.	500	10,996
J Front Retailing Co. Ltd.	7,700	65,193
J Trust Co. Ltd.(1)	1,200	4,776
JAC Recruitment Co. Ltd.	300	5,688
Jaccs Co. Ltd.	900	25,696
JAFCO Group Co. Ltd.(1)	2,100	37,054
Japan Airlines Co. Ltd.(2)	200	3,998
Japan Airport Terminal Co. Ltd.(2)	200	9,127
Japan Aviation Electronics Industry Ltd.	600	10,361
Japan Elevator Service Holdings Co. Ltd.(1)	500	6,462
Japan Exchange Group, Inc.	5,300	76,740
Japan Lifeline Co. Ltd.	2,400	16,705
Japan Material Co. Ltd.	500	8,960
Japan Petroleum Exploration Co. Ltd.	700	21,956
Japan Post Bank Co. Ltd.(1)	3,700	28,283
Japan Post Holdings Co. Ltd.	18,400	144,222
Japan Post Insurance Co. Ltd.	3,400	56,545
Japan Pulp & Paper Co. Ltd.	200	7,322
Japan Securities Finance Co. Ltd.	1,800	13,492
Japan Steel Works Ltd.	600	12,897
Japan Wool Textile Co. Ltd.(1)	700	5,153
JCR Pharmaceuticals Co. Ltd.	1,100	15,524
JCU Corp.	200	4,971
JDC Corp.(1)	200	833
Jeol Ltd.	800	27,101
JFE Holdings, Inc.	8,700	97,059
JGC Holdings Corp.	4,900	67,965
JINS Holdings, Inc.	100	3,163
JINUSHI Co. Ltd.(1)	300	4,453
Joshin Denki Co. Ltd.	300	4,171
Joyful Honda Co. Ltd.(1)	900	12,176
JSB Co. Ltd.	200	6,363
JSR Corp.	2,500	53,059
JTEKT Corp.	5,100	37,815
Juki Corp.(1)	1,000	4,934
Juroku Financial Group, Inc.	1,000	19,260
Justsystems Corp.	600	14,685
JVCKenwood Corp.	4,600	12,471

Kadokawa Corp.	400	7,513
Kajima Corp.	7,500	84,865
Kakaku.com, Inc.	1,800	32,353
Kameda Seika Co. Ltd.	100	3,167
Kamigumi Co. Ltd.	2,000	40,842
Kanamoto Co. Ltd.	1,300	21,360
Kandenko Co. Ltd.	2,300	14,565
Kaneka Corp.	1,700	43,685
Kanematsu Corp.	2,600	29,034
Kanematsu Electronics Ltd.	200	6,663
Kansai Electric Power Co., Inc.	7,300	61,962
Kansai Paint Co. Ltd.	300	4,144
Kanto Denka Kogyo Co. Ltd.	1,200	9,071
Kao Corp.	3,300	132,074
Kasai Kogyo Co. Ltd.(2)	200	243
Kato Sangyo Co. Ltd.	700	17,914
Kawasaki Heavy Industries Ltd.	4,400	94,289
Kawasaki Kisen Kaisha Ltd.(1)	1,800	34,479
KDDI Corp.	12,700	377,756
KeePer Technical Laboratory Co. Ltd.	300	9,465
Keihan Holdings Co. Ltd.	600	15,153
Keihanshin Building Co. Ltd.	300	2,808
Keikyu Corp.	2,100	22,039
Keio Corp.	800	29,970
Keisei Electric Railway Co. Ltd.	500	14,324
KEIWA, Inc.	200	5,528
Keiyo Bank Ltd.	1,500	5,978
Kewpie Corp.(1)	1,900	33,860
Keyence Corp.	700	296,192
KFC Holdings Japan Ltd.	100	2,022
KH Neochem Co. Ltd.(1)	1,200	24,450
Kikkoman Corp.	500	28,320
Kinden Corp.	2,300	24,709
Kintetsu Group Holdings Co. Ltd.	1,300	46,464
Kirin Holdings Co. Ltd.	5,600	88,399
Kissei Pharmaceutical Co. Ltd.	400	7,411
Kitanotatsujin Corp.	200	442
Kitz Corp.	2,700	16,747
Kiyo Bank Ltd.	1,800	20,074
Koatsu Gas Kogyo Co. Ltd.	200	947
Kobe Bussan Co. Ltd.	1,200	31,568
Kobe Steel Ltd.(1)	8,500	38,569
Koei Tecmo Holdings Co. Ltd.	1,020	17,797
Kohnan Shoji Co. Ltd.	1,100	26,556
Koito Manufacturing Co. Ltd.	1,000	15,964
Kojima Co. Ltd.(1)	1,100	4,932
Kokuyo Co. Ltd.	500	6,610
Komatsu Ltd.	5,300	123,132
KOMEDA Holdings Co. Ltd.	800	14,051
Komeri Co. Ltd.	1,100	20,766
Komori Corp.	1,500	8,952
Konami Group Corp.	1,100	51,798
Konica Minolta, Inc.	10,200	42,457
Konishi Co. Ltd.	400	5,051
Konoike Transport Co. Ltd.	400	4,633

Kose Corp.	200	21,360
Koshidaka Holdings Co. Ltd.	1,800	14,951
Kotobuki Spirits Co. Ltd.	100	5,694
KPP Group Holdings Co. Ltd.	2,100	14,932
K's Holdings Corp.	5,300	44,007
Kubota Corp.	4,700	69,883
Kumagai Gumi Co. Ltd.	900	16,661
Kumiai Chemical Industry Co. Ltd.	2,900	19,624
Kurabo Industries Ltd.	200	3,185
Kuraray Co. Ltd.	7,000	56,218
Kureha Corp.	500	35,762
Kurita Water Industries Ltd.	1,800	80,719
Kusuri no Aoki Holdings Co. Ltd.	400	22,138
KYB Corp.	900	23,931
Kyocera Corp.	1,900	97,057
Kyokuto Kaihatsu Kogyo Co. Ltd.	400	3,990
Kyokuyo Co. Ltd.	200	5,390
Kyowa Kirin Co. Ltd.	1,500	34,847
Kyudenko Corp.	700	16,842
Kyushu Electric Power Co., Inc.	11,100	58,084
Kyushu Financial Group, Inc.	2,500	7,255
Kyushu Railway Co.	1,100	24,262
Lasertec Corp.	300	56,551
Lawson, Inc.	1,100	39,398
LEC, Inc.	400	2,377
Lintec Corp.	500	8,228
Lion Corp.	2,400	25,679
LITALICO, Inc.	500	8,666
Lixil Corp.	4,200	65,213
M&A Capital Partners Co. Ltd.(2)	100	3,582
M3, Inc.	3,100	97,225
Mabuchi Motor Co. Ltd.	600	18,172
Makino Milling Machine Co. Ltd.	600	20,287
Makita Corp.	800	18,428
Mani, Inc.	200	3,324
MarkLines Co. Ltd.	400	8,061
Marubeni Corp.	12,600	142,536
Marudai Food Co. Ltd.	200	2,075
Maruha Nichiro Corp.	1,300	23,267
Marui Group Co. Ltd.	3,500	59,825
Maruichi Steel Tube Ltd.	600	12,480
MARUKA FURUSATO Corp.	500	14,598
Marusan Securities Co. Ltd.	1,100	3,387
Maruwa Co. Ltd.	300	41,690
Maruzen Showa Unyu Co. Ltd.	200	4,709
Matsui Securities Co. Ltd.	1,500	8,591
MatsukiyoCocokara & Co.	600	25,067
Maxell Ltd.	1,400	14,469
Mazda Motor Corp.	16,100	128,002
McDonald's Holdings Co. Japan Ltd.	700	25,927
Mebuki Financial Group, Inc.	20,300	46,149
Media Do Co. Ltd.	200	2,824
Medipal Holdings Corp.	3,000	40,066
MedPeer, Inc.(2)	200	2,456
Megmilk Snow Brand Co. Ltd.	1,500	18,937

Meidensha Corp.	1,100	16,031
MEIJI Holdings Co. Ltd.	2,200	105,600
Meiko Electronics Co. Ltd.(1)	400	8,943
Meitec Corp.	1,500	27,997
Menicon Co. Ltd.	1,100	23,624
Mercari, Inc.(2)	600	12,646
Micronics Japan Co. Ltd.(1)	1,300	14,031
Milbon Co. Ltd.	100	4,182
Mimasu Semiconductor Industry Co. Ltd.	600	11,354
MINEBEA MITSUMI, Inc.	6,400	106,262
MIRAIT ONE Corp.	2,300	25,384
Mirarth Holdings, Inc.	1,500	4,265
Miroku Jyoho Service Co. Ltd.	200	2,203
MISUMI Group, Inc.	2,600	64,629
Mitsuba Corp.	200	785
Mitsubishi Chemical Group Corp.	19,600	104,656
Mitsubishi Corp.	10,500	353,631
Mitsubishi Electric Corp.	11,800	118,257
Mitsubishi Estate Co. Ltd.	6,200	87,547
Mitsubishi Gas Chemical Co., Inc.	2,300	33,130
Mitsubishi HC Capital, Inc.	16,930	80,773
Mitsubishi Heavy Industries Ltd.	5,500	218,916
Mitsubishi Logisnext Co. Ltd.	400	2,632
Mitsubishi Logistics Corp.	1,000	24,445
Mitsubishi Materials Corp.	1,800	28,776
Mitsubishi Motors Corp.(2)	5,700	26,593
Mitsubishi Research Institute, Inc.	400	15,025
Mitsubishi Shokuhin Co. Ltd.	400	9,470
Mitsubishi UFJ Financial Group, Inc., ADR	57,383	313,311
Mitsuboshi Belting Ltd.	1,000	25,070
Mitsui & Co. Ltd.	11,100	322,163
Mitsui Chemicals, Inc.	3,900	88,772
Mitsui DM Sugar Holdings Co. Ltd.	100	1,423
Mitsui Fudosan Co. Ltd.	5,800	117,584
Mitsui High-Tec, Inc.(1)	300	17,755
Mitsui Matsushima Holdings Co. Ltd.(1)	500	11,829
Mitsui Mining & Smelting Co. Ltd.	1,800	41,414
Mitsui OSK Lines Ltd.(1)	4,100	101,550
Mitsui-Soko Holdings Co. Ltd.	1,000	25,883
Mitsuuroko Group Holdings Co. Ltd.	400	3,099
Miura Co. Ltd.	1,300	31,242
Mixi, Inc.	300	5,403
Miyazaki Bank Ltd.	300	5,074
Mizuho Financial Group, Inc., ADR(1)	95,570	236,058
Mizuho Leasing Co. Ltd.	800	19,302
Mizuho Medy Co. Ltd.(1)	300	8,597
Mizuno Corp.	400	8,403
Mochida Pharmaceutical Co. Ltd.	100	2,474
Modec, Inc.(2)	900	10,071
Monex Group, Inc.	3,700	11,825
Monogatari Corp.(1)	400	20,514
MonotaRO Co. Ltd.	2,100	36,331
Morinaga & Co. Ltd.	700	18,859
Morinaga Milk Industry Co. Ltd.	1,000	32,392
Moriroku Holdings Co. Ltd.	400	5,130

Morita Holdings Corp.	600	5,557
MOS Food Services, Inc.(1)	800	18,513
MrMax Holdings Ltd.	400	1,931
MS&AD Insurance Group Holdings, Inc.	5,400	160,279
m-up Holdings, Inc.	900	9,057
Murata Manufacturing Co. Ltd.	4,400	241,354
Musashi Seimitsu Industry Co. Ltd.	700	9,126
Musashino Bank Ltd.	400	5,503
Nabtesco Corp.	2,200	55,425
Nachi-Fujikoshi Corp.(1)	500	14,174
Nagase & Co. Ltd.	1,100	16,276
Nagoya Railroad Co. Ltd.	1,500	24,729
Nakanishi, Inc.	1,100	23,061
Nankai Electric Railway Co. Ltd.	1,100	24,105
Nanto Bank Ltd.	500	8,522
NEC Corp.	3,300	117,482
Nexon Co. Ltd.	1,200	25,431
NGK Insulators Ltd.	5,200	69,018
NGK Spark Plug Co. Ltd.	2,100	41,146
NH Foods Ltd.	1,500	40,386
NHK Spring Co. Ltd.	4,400	29,561
Nichias Corp.	1,500	26,622
Nichicon Corp.	1,400	14,520
Nichiha Corp.	1,300	26,976
Nichirei Corp.	2,700	54,634
Nichireki Co. Ltd.	100	945
Nidec Corp.	1,423	89,610
Nifco, Inc.	1,200	31,692
Nihon Dempa Kogyo Co. Ltd.	1,000	12,905
Nihon Flush Co. Ltd.	400	2,815
Nihon Kohden Corp.	1,300	30,421
Nihon M&A Center Holdings, Inc.	3,600	49,286
Nihon Parkerizing Co. Ltd.	2,300	16,728
Nihon Plast Co. Ltd.	200	624
Nikkon Holdings Co. Ltd.	1,400	24,827
Nikon Corp.	3,800	37,155
Nintendo Co. Ltd.	6,600	282,989
Nippn Corp.	1,400	16,168
Nippon Carbon Co. Ltd.	400	12,669
Nippon Chemi-Con Corp.(2)	500	6,783
Nippon Coke & Engineering Co. Ltd.	7,500	4,818
Nippon Denko Co. Ltd.(1)	2,400	7,444
Nippon Densetsu Kogyo Co. Ltd.	2,100	26,090
Nippon Electric Glass Co. Ltd.(1)	1,600	29,672
NIPPON EXPRESS HOLDINGS, Inc.	1,800	106,625
Nippon Gas Co. Ltd.	600	9,228
Nippon Kayaku Co. Ltd.	2,500	22,902
Nippon Koei Co. Ltd.	600	15,512
Nippon Light Metal Holdings Co. Ltd.	1,160	13,004
Nippon Paint Holdings Co. Ltd.	2,500	20,704
Nippon Paper Industries Co. Ltd.	3,100	21,791
Nippon Parking Development Co. Ltd.	3,300	5,911
Nippon Pillar Packing Co. Ltd.	600	12,229
Nippon Road Co. Ltd.	200	9,059
Nippon Sanso Holdings Corp.	1,100	18,385

Nippon Seiki Co. Ltd.	400	2,427
Nippon Sheet Glass Co. Ltd.(2)	3,200	14,218
Nippon Shinyaku Co. Ltd.	500	29,662
Nippon Shokubai Co. Ltd.	800	32,259
Nippon Signal Company Ltd.	100	755
Nippon Soda Co. Ltd.	700	21,877
Nippon Steel Corp.	11,200	179,439
Nippon Steel Trading Corp.	200	7,454
Nippon Suisan Kaisha Ltd.	8,300	31,634
Nippon Telegraph & Telephone Corp.	9,400	260,652
Nippon Television Holdings, Inc.	800	6,185
Nippon Thompson Co. Ltd.	2,500	11,210
Nippon Yakin Kogyo Co. Ltd.	200	6,326
Nippon Yusen KK(1)	8,400	186,979
Nipro Corp.	5,600	41,600
Nishimatsu Construction Co. Ltd.(1)	300	8,549
Nishimatsuya Chain Co. Ltd.	800	8,150
Nishi-Nippon Financial Holdings, Inc.	3,400	21,734
Nishi-Nippon Railroad Co. Ltd.	1,400	28,720
Nishio Rent All Co. Ltd.	800	18,074
Nissan Chemical Corp.	1,100	54,608
Nissan Motor Co. Ltd.	23,000	82,984
Nissan Shatai Co. Ltd.	1,400	8,530
Nissha Co. Ltd.(1)	700	9,040
Nisshin Oillio Group Ltd.	300	7,289
Nisshin Seifun Group, Inc.	1,800	21,219
Nisshinbo Holdings, Inc.	3,200	23,796
Nissin Electric Co. Ltd.	2,600	25,599
Nissin Foods Holdings Co. Ltd.	300	22,861
Nitori Holdings Co. Ltd.	600	68,734
Nittetsu Mining Co. Ltd.	400	9,208
Nitto Denko Corp.	2,000	126,362
Nitto Kogyo Corp.	400	6,808
Nittoc Construction Co. Ltd.	200	1,326
Noevir Holdings Co. Ltd.	100	4,262
NOF Corp.	600	25,429
Nohmi Bosai Ltd.	800	9,304
Nojima Corp.	2,400	24,491
NOK Corp.	1,200	11,123
Nomura Co. Ltd.	100	757
Nomura Micro Science Co. Ltd.	200	6,988
Noritake Co. Ltd.	100	2,955
Noritz Corp.	300	3,256
North Pacific Bank Ltd.	8,100	14,515
NS Solutions Corp.	200	5,040
NS United Kaiun Kaisha Ltd.	400	11,106
NSD Co. Ltd.	1,500	28,128
NSK Ltd.	4,700	26,190
NTN Corp.	4,600	9,805
NTT Data Corp.	6,600	102,105
Obayashi Corp.	14,900	111,393
Obic Co. Ltd.	100	16,005
Odakyu Electric Railway Co. Ltd.	700	9,240
Ogaki Kyoritsu Bank Ltd.	400	5,380
Oiles Corp.	400	4,362

Oisix ra daichi, Inc.(1)(2)	300	4,277
Oji Holdings Corp.	15,300	58,966
Okamoto Machine Tool Works Ltd.	200	7,102
Okamura Corp.	1,600	16,594
Okasan Securities Group, Inc.	4,600	13,025
Oki Electric Industry Co. Ltd.	1,000	5,328
Okinawa Cellular Telephone Co.	600	12,005
Okinawa Electric Power Co., Inc.	915	7,033
Okinawa Financial Group, Inc.	400	6,266
OKUMA Corp.	400	15,092
Okumura Corp.	500	10,694
Okura Industrial Co. Ltd.(1)	400	5,874
Okuwa Co. Ltd.	100	686
Olympus Corp.	9,000	185,929
Omron Corp.	700	36,408
Ono Pharmaceutical Co. Ltd.	3,200	82,010
Onward Holdings Co. Ltd.(1)	1,000	2,414
Open House Group Co. Ltd.	600	25,444
Optim Corp.(2)	200	1,728
Oracle Corp. Japan	400	23,689
Organo Corp.	1,200	24,894
Orient Corp.	1,540	13,453
Oriental Land Co. Ltd.	500	72,275
Oriental Shiraishi Corp.	1,400	2,836
ORIX Corp., ADR	2,113	170,561
Osaka Gas Co. Ltd.	800	12,365
Osaka Organic Chemical Industry Ltd.(1)	200	3,130
Osaka Soda Co. Ltd.	600	18,143
OSAKA Titanium Technologies Co. Ltd.	1,400	43,004
OSG Corp.(1)	1,800	25,625
Otsuka Corp.(1)	700	23,561
Otsuka Holdings Co. Ltd.	2,100	71,966
Outsourcing, Inc.(1)	1,100	8,195
Pacific Industrial Co. Ltd.	2,500	19,813
Pack Corp.	100	1,844
PALTAC Corp.	200	6,324
Pan Pacific International Holdings Corp.	4,300	75,078
Panasonic Holdings Corp.	18,800	175,548
Paramount Bed Holdings Co. Ltd.	1,200	23,560
Park24 Co. Ltd.(2)	1,700	25,006
Pasona Group, Inc.	800	12,151
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,200	8,507
Penta-Ocean Construction Co. Ltd.	4,700	22,243
Persol Holdings Co. Ltd.	3,300	76,709
Pigeon Corp.(1)	1,600	23,978
Pilot Corp.	700	25,355
Piolax, Inc.	700	8,898
Pola Orbis Holdings, Inc.(1)	300	3,940
Pole To Win Holdings, Inc.	100	685
Premium Group Co. Ltd.	600	8,500
Press Kogyo Co. Ltd.	2,300	7,598
Prestige International, Inc.	2,200	11,528
Prima Meat Packers Ltd.	500	7,434
Quick Co. Ltd.	600	9,051
Raccoon Holdings, Inc.(1)	300	2,791

Raito Kogyo Co. Ltd.	1,300	19,595
Raiznext Corp.	700	6,421
Rakus Co. Ltd.	400	5,212
Rakuten Group, Inc.(1)	11,100	53,331
Rasa Industries Ltd.	500	7,665
Recruit Holdings Co. Ltd.	8,400	271,784
Relia, Inc.	500	3,758
Relo Group, Inc.	2,000	33,334
Renesas Electronics Corp.(2)	5,700	55,904
Rengo Co. Ltd.(1)	7,000	44,214
Resona Holdings, Inc.	27,684	133,233
Resorttrust, Inc.	2,100	37,393
Restar Holdings Corp.	500	8,110
Retail Partners Co. Ltd.	500	4,515
Ricoh Co. Ltd.	7,400	58,782
Ricoh Leasing Co. Ltd.	400	10,647
Riken Keiki Co. Ltd.	400	14,768
Riken Vitamin Co. Ltd.	500	6,465
Rinnai Corp.	300	22,409
Riso Kyoiku Co. Ltd.	1,600	3,773
Rohm Co. Ltd.	1,000	80,271
Rohto Pharmaceutical Co. Ltd.	1,900	62,243
Roland DG Corp.	300	6,824
Rorze Corp.	100	6,271
Round One Corp.	8,500	38,072
RS Technologies Co. Ltd.	200	12,154
Ryobi Ltd.	1,200	10,959
Ryohin Keikaku Co. Ltd.	2,100	22,392
Ryosan Co. Ltd.	200	4,159
S Foods, Inc.	200	4,255
Sakai Chemical Industry Co. Ltd.	800	11,004
Sakai Moving Service Co. Ltd.	100	3,355
Sakata INX Corp.(1)	900	7,276
Sala Corp.(1)	2,000	10,940
San-A Co. Ltd.	100	3,173
San-Ai Obbli Co. Ltd.	2,000	18,908
Sangetsu Corp.	1,100	16,839
San-In Godo Bank Ltd.	3,800	20,967
Sanki Engineering Co. Ltd.	700	8,152
Sankyo Co. Ltd.	800	31,302
Sankyu, Inc.	1,600	57,904
Sanoh Industrial Co. Ltd.	100	491
Sansan, Inc.(2)	700	8,465
Santen Pharmaceutical Co. Ltd.	8,300	67,804
Sanwa Holdings Corp.	5,400	51,174
Sanyo Chemical Industries Ltd.	100	3,219
Sanyo Denki Co. Ltd.	200	9,113
Sanyo Special Steel Co. Ltd.	800	13,020
Sapporo Holdings Ltd.(1)	1,700	44,487
Sato Holdings Corp.	500	7,167
Sawai Group Holdings Co. Ltd.	500	15,482
SB Technology Corp.	200	3,032
SBI Holdings, Inc.	2,800	53,716
SBS Holdings, Inc.(1)	100	2,170
SCREEN Holdings Co. Ltd.	1,000	67,299

Scroll Corp.	1,200	6,236
SCSK Corp.	1,800	29,151
Secom Co. Ltd.	1,500	92,738
Sega Sammy Holdings, Inc.	1,700	22,670
Seibu Holdings, Inc.	2,600	26,202
Seikagaku Corp.	700	4,822
Seikitokyu Kogyo Co. Ltd.	200	1,164
Seiko Epson Corp.	6,500	102,286
Seiko Group Corp.	900	20,911
Seino Holdings Co. Ltd.	2,500	22,035
Seiren Co. Ltd.(1)	400	7,673
Sekisui Chemical Co. Ltd.	6,400	90,517
Sekisui House Ltd.	2,500	46,809
Sekisui Jushi Corp.	100	1,322
Senko Group Holdings Co. Ltd.	4,000	29,693
Senshu Electric Co. Ltd.	400	8,168
Senshu Ikeda Holdings, Inc.	7,300	12,336
Septeni Holdings Co. Ltd.	1,000	2,889
Seria Co. Ltd.	1,100	20,191
Seven & i Holdings Co. Ltd.	5,700	231,928
Seven Bank Ltd.	14,000	26,538
SG Holdings Co. Ltd.	3,800	59,251
Sharp Corp.(1)	3,900	27,774
Shibaura Mechatronics Corp.	200	16,324
Shibuya Corp.	100	1,815
SHIFT, Inc.(2)	100	21,584
Shiga Bank Ltd.	600	11,490
Shikoku Bank Ltd.	200	1,341
Shikoku Chemicals Corp.	100	990
Shikoku Electric Power Co., Inc.	900	4,944
Shimadzu Corp.	1,100	33,808
Shimamura Co. Ltd.	400	36,315
Shimano, Inc.(1)	600	103,642
Shimizu Corp.	12,800	69,012
Shin Nippon Biomedical Laboratories Ltd.	600	12,160
Shin-Etsu Chemical Co. Ltd.	2,500	323,513
Shin-Etsu Polymer Co. Ltd.	200	1,833
Shinko Electric Industries Co. Ltd.(1)	1,000	28,406
Shinmaywa Industries Ltd.	1,900	14,068
Shinsei Bank Ltd.	1,000	17,049
Shionogi & Co. Ltd.	1,100	55,331
Ship Healthcare Holdings, Inc.	1,000	20,305
Shiseido Co. Ltd.(1)	2,000	85,420
Shizuoka Financial Group, Inc.	4,700	34,437
SHO-BOND Holdings Co. Ltd.(1)	500	22,138
Shoei Co. Ltd.	800	32,554
Showa Denko KK(1)	3,600	57,995
Showa Sangyo Co. Ltd.	200	3,564
SIGMAXYZ Holdings, Inc.	900	8,897
Siix Corp.(1)	300	3,090
Sinanen Holdings Co. Ltd.	200	5,534
Sinfonia Technology Co. Ltd.	300	3,325
Sinko Industries Ltd.	200	2,262
Sintokogio Ltd.	200	979
SKY Perfect JSAT Holdings, Inc.	5,600	20,783

Skylark Holdings Co. Ltd.(1)(2)	2,200	25,585
SMC Corp.	153	69,816
SMS Co. Ltd.	1,300	34,913
Snow Peak, Inc.(1)	400	6,672
Sodick Co. Ltd.	2,100	11,753
Softbank Corp.	16,500	179,514
SoftBank Group Corp.	3,600	157,747
Sohgo Security Services Co. Ltd.	1,700	46,219
Sojitz Corp.	5,940	105,856
Solasto Corp.	100	606
Sompo Holdings, Inc.	5,000	220,545
Sony Group Corp., ADR	5,027	417,593
Sotetsu Holdings, Inc.	1,300	20,789
Sparx Group Co. Ltd.	420	5,270
S-Pool, Inc.(1)	1,600	11,101
Square Enix Holdings Co. Ltd.	1,100	49,670
Stanley Electric Co. Ltd.	1,700	34,955
Star Micronics Co. Ltd.	2,100	27,006
Starts Corp., Inc.	1,000	20,142
Starzen Co. Ltd.	200	3,027
Stella Chemifa Corp.	200	3,838
Strike Co. Ltd.	400	13,204
Subaru Corp.	10,800	184,981
Sugi Holdings Co. Ltd.	600	27,084
SUMCO Corp.	8,800	131,661
Sumida Corp.	1,500	16,153
Sumitomo Bakelite Co. Ltd.	500	15,910
Sumitomo Chemical Co. Ltd.	26,800	97,708
Sumitomo Corp.	13,900	227,880
Sumitomo Densetsu Co. Ltd.	900	16,709
Sumitomo Electric Industries Ltd.	5,600	65,762
Sumitomo Forestry Co. Ltd.(1)	1,100	19,206
Sumitomo Heavy Industries Ltd.	2,500	53,323
Sumitomo Metal Mining Co. Ltd.	1,800	60,712
Sumitomo Mitsui Construction Co. Ltd.	6,400	19,671
Sumitomo Mitsui Financial Group, Inc., ADR(1)	51,364	349,275
Sumitomo Mitsui Trust Holdings, Inc.	4,200	134,697
Sumitomo Osaka Cement Co. Ltd.	1,000	23,603
Sumitomo Pharma Co. Ltd.	800	6,249
Sumitomo Realty & Development Co. Ltd.	4,200	114,380
Sumitomo Rubber Industries Ltd.	3,200	27,864
Sumitomo Seika Chemicals Co. Ltd.	200	6,184
Sumitomo Warehouse Co. Ltd.(1)	1,300	19,038
Sun Frontier Fudousan Co. Ltd.	1,500	12,850
Sundrug Co. Ltd.	1,900	50,712
Suntory Beverage & Food Ltd.	2,000	68,156
Suruga Bank Ltd.	2,600	8,142
Suzuken Co. Ltd.	1,000	26,944
Suzuki Motor Corp.	2,400	86,577
SWCC Showa Holdings Co. Ltd.	1,100	14,527
SymBio Pharmaceuticals Ltd.(2)	1,000	5,168
Sysmex Corp.	1,200	73,723
Systena Corp.	2,000	6,181
Syuppin Co. Ltd.	600	6,501
T Hasegawa Co. Ltd.	200	4,520

T&D Holdings, Inc.	4,700	57,139
Tachi-S Co. Ltd.	1,000	8,023
Tadano Ltd.(1)	2,200	15,840
Taihei Dengyo Kaisha Ltd.	500	11,503
Taiheiyo Cement Corp.	3,200	50,618
Taikisha Ltd.	200	5,167
Taisei Corp.	4,000	121,597
Taisho Pharmaceutical Holdings Co. Ltd.	400	16,352
Taiyo Holdings Co. Ltd.	600	11,199
Taiyo Yuden Co. Ltd.	1,800	58,143
Takamatsu Construction Group Co. Ltd.	100	1,428
Takara Bio, Inc.	1,000	13,194
Takara Standard Co. Ltd.	1,200	11,594
Takasago International Corp.	400	8,310
Takasago Thermal Engineering Co. Ltd.	1,500	19,665
Takashimaya Co. Ltd.(1)	1,900	24,701
Takeda Pharmaceutical Co. Ltd., ADR	11,069	163,046
Takuma Co. Ltd.	500	4,673
Tama Home Co. Ltd.	500	9,049
Tanseisha Co. Ltd.	800	4,668
Tatsuta Electric Wire & Cable Co. Ltd.	200	628
TBS Holdings, Inc.	600	6,880
TDK Corp.	6,300	227,086
TechMatrix Corp.	400	4,862
TechnoPro Holdings, Inc.(1)	1,500	42,028
Teijin Ltd.	5,000	48,515
Teikoku Electric Manufacturing Co. Ltd.	400	6,912
Teikoku Sen-I Co. Ltd.	200	2,432
Terumo Corp.	1,900	56,467
T-Gaia Corp.	100	1,202
THK Co. Ltd.	2,000	39,451
TIS, Inc.	2,400	68,654
TKC Corp.	600	16,393
Toa Corp.	300	5,150
Toagosei Co. Ltd.	1,300	11,212
Tobu Railway Co. Ltd.	4,000	96,566
Tocalo Co. Ltd.	1,600	14,630
Toda Corp.	4,500	24,058
Toho Bank Ltd.	3,300	5,045
Toho Co. Ltd.	700	27,127
Toho Gas Co. Ltd.	100	1,976
Toho Holdings Co. Ltd.	1,300	20,232
Toho Titanium Co. Ltd.	600	12,088
Toho Zinc Co. Ltd.	200	3,186
Tohoku Electric Power Co., Inc.	7,900	37,583
Tokai Carbon Co. Ltd.(1)	4,300	33,179
Tokai Corp.	200	2,729
TOKAI Holdings Corp.	2,800	17,852
Tokai Rika Co. Ltd.	500	5,696
Tokai Tokyo Financial Holdings, Inc.(1)	4,500	11,718
Token Corp.	100	5,823
Tokio Marine Holdings, Inc.	14,400	297,054
Tokushu Tokai Paper Co. Ltd.	100	2,061
Tokuyama Corp.	2,300	32,225
Tokyo Century Corp.	1,100	38,144

Tokyo Electric Power Co. Holdings, Inc.(2)	30,700	111,998
Tokyo Electron Device Ltd.(1)	200	10,134
Tokyo Electron Ltd.	700	237,560
Tokyo Gas Co. Ltd.	3,300	60,703
Tokyo Kiraboshi Financial Group, Inc.	1,100	19,259
Tokyo Ohka Kogyo Co. Ltd.	500	25,268
Tokyo Seimitsu Co. Ltd.	1,000	32,045
Tokyo Steel Manufacturing Co. Ltd.	1,600	16,422
Tokyo Tatemono Co. Ltd.	4,700	65,992
Tokyotokeiba Co. Ltd.	400	11,804
Tokyu Construction Co. Ltd.	2,800	13,405
Tokyu Corp.	4,700	60,024
Tokyu Fudosan Holdings Corp.	5,600	30,411
TOMONY Holdings, Inc.	5,200	13,261
Tomy Co. Ltd.	2,800	25,730
Topcon Corp.	2,400	29,266
Toppan, Inc.	3,700	57,632
Topre Corp.	1,100	10,168
Toray Industries, Inc.	23,200	124,907
Toridoll Holdings Corp.(1)	1,300	25,605
Torii Pharmaceutical Co. Ltd.	100	2,124
Tosei Corp.(1)	500	5,127
Toshiba Corp.	2,300	78,442
Toshiba TEC Corp.	400	10,858
Tosoh Corp.	6,900	81,924
Totetsu Kogyo Co. Ltd.	300	5,578
TOTO Ltd.	1,100	38,385
Towa Bank Ltd.	200	799
Towa Corp.(1)	500	7,341
Towa Pharmaceutical Co. Ltd.	600	9,244
Toyo Construction Co. Ltd.	2,000	12,174
Toyo Engineering Corp.(2)	1,000	4,276
Toyo Gosei Co. Ltd.	100	6,643
Toyo Ink SC Holdings Co. Ltd.	200	2,744
Toyo Kanetsu KK	200	3,636
Toyo Seikan Group Holdings Ltd.	3,300	38,505
Toyo Suisan Kaisha Ltd.	700	29,428
Toyo Tanso Co. Ltd.(1)	400	11,563
Toyo Tire Corp.(1)	2,100	24,185
Toyobo Co. Ltd.	3,000	22,745
Toyoda Gosei Co. Ltd.	2,300	38,488
Toyota Boshoku Corp.	1,500	21,071
Toyota Industries Corp.	1,200	68,841
Toyota Motor Corp., ADR(1)	4,761	703,152
Toyota Tsusho Corp.	3,200	123,529
TPR Co. Ltd.	200	1,802
Trancom Co. Ltd.	300	17,347
Transcosmos, Inc.	1,000	23,728
TRE Holdings Corp.	868	10,000
Trend Micro, Inc.(1)	2,100	105,378
Trusco Nakayama Corp.	900	13,784
TS Tech Co. Ltd.	1,300	15,313
Tsubakimoto Chain Co.	400	9,210
Tsuburaya Fields Holdings, Inc.	600	10,467
Tsugami Corp.	1,800	15,761

Tsukishima Kikai Co. Ltd.	500	3,586
Tsumura & Co.	600	13,149
Tsuruha Holdings, Inc.	1,000	64,756
TV Asahi Holdings Corp.	400	4,010
UACJ Corp.	500	8,508
UBE Corp.	2,900	42,322
Uchida Yoko Co. Ltd.	200	6,782
Ulvac, Inc.	1,500	66,108
Unicharm Corp.	1,500	55,792
Unipres Corp.	1,100	7,117
United Arrows Ltd.	1,200	16,584
United Super Markets Holdings, Inc.	900	7,213
Universal Entertainment Corp.(2)	100	1,772
Usen-Next Holdings Co. Ltd.	500	8,513
Ushio, Inc.	1,200	15,747
USS Co. Ltd.	2,300	38,655
UT Group Co. Ltd.	200	4,001
V Technology Co. Ltd.	200	3,951
Valor Holdings Co. Ltd.	1,200	15,408
Valqua Ltd.	400	7,992
ValueCommerce Co. Ltd.	200	3,089
Vector, Inc.	600	5,679
Visional, Inc.(2)	300	22,917
Vital KSK Holdings, Inc.	400	2,408
VT Holdings Co. Ltd.	1,600	5,932
Wacoal Holdings Corp.	800	13,603
Wacom Co. Ltd.	1,800	8,621
Wakita & Co. Ltd.	600	5,248
Warabeya Nichiyo Holdings Co. Ltd.	1,200	16,153
Welcia Holdings Co. Ltd.	400	8,823
West Holdings Corp.(1)	300	9,720
West Japan Railway Co.	700	29,820
W-Scope Corp.(1)(2)	1,400	19,248
Xebio Holdings Co. Ltd.	800	5,501
Yahagi Construction Co. Ltd.	400	2,153
Yakult Honsha Co. Ltd.	700	44,674
YAKUODO Holdings Co. Ltd.	200	3,773
YAMABIKO Corp.	500	4,149
Yamada Holdings Co. Ltd.	19,200	66,545
Yamae Group Holdings Co. Ltd.	1,200	12,532
Yamaguchi Financial Group, Inc.	6,600	39,248
Yamaha Corp.	500	19,909
Yamaha Motor Co. Ltd.(1)	4,100	102,704
Yamaichi Electronics Co. Ltd.	1,000	13,644
YA-MAN Ltd.(1)	600	5,746
Yamanashi Chuo Bank Ltd.	1,000	7,626
Yamato Holdings Co. Ltd.	4,500	75,559
Yamato Kogyo Co. Ltd.	200	6,895
Yamazaki Baking Co. Ltd.	3,000	34,486
Yamazen Corp.	1,900	13,903
Yaoko Co. Ltd.	500	24,376
Yaskawa Electric Corp.	1,800	59,239
Yellow Hat Ltd.	500	6,298
Yodogawa Steel Works Ltd.	200	3,723
Yokogawa Bridge Holdings Corp.	1,300	18,348

Yokogawa Electric Corp.	3,600	67,895
Yokohama Rubber Co. Ltd.(1)	2,700	44,711
Yokorei Co. Ltd.	700	5,076
Yonex Co. Ltd.	2,000	20,267
Yotai Refractories Co. Ltd.	200	2,008
Yuasa Trading Co. Ltd.	800	20,990
Z Holdings Corp.	7,600	20,915
Zenkoku Hosho Co. Ltd.	1,400	52,128
Zenrin Co. Ltd.	600	3,772
Zensho Holdings Co. Ltd.	1,100	27,818
Zeon Corp.(1)	2,700	26,313
ZERIA Pharmaceutical Co. Ltd.	700	11,379
ZOZO, Inc.	1,400	35,345
Zuken, Inc.	800	19,383
		36,602,607
Netherlands — 3.6%
Aalberts NV	1,597	63,809
ABN AMRO Bank NV, CVA	13,547	174,701
Adyen NV(2)	290	456,842
Aegon NV, NY Shares	48,959	238,430
AerCap Holdings NV(2)	3,884	238,478
Akzo Nobel NV	1,179	84,829
AMG Advanced Metallurgical Group NV	1,241	49,878
Arcadis NV	924	37,717
ASM International NV	411	113,967
ASML Holding NV, NY Shares	2,466	1,499,624
ASR Nederland NV	6,067	277,679
B&S Group Sarl	176	942
BE Semiconductor Industries NV(1)	2,362	153,855
Brunel International NV	841	8,540
Coca-Cola Europacific Partners PLC	1,661	88,183
Constellium SE(2)	1,297	16,148
Flow Traders	1,075	24,886
ForFarmers NV(1)	632	1,924
Fugro NV(2)	3,473	54,967
Heijmans NV, CVA(1)	494	5,550
Heineken Holding NV	291	22,031
Heineken NV	1,193	110,488
IMCD NV	405	59,901
ING Groep NV, ADR(1)	39,156	474,571
InPost SA(2)	415	3,072
JDE Peet's NV	810	25,092
Just Eat Takeaway.com NV(2)	2,714	62,878
Kendrion NV	45	769
Koninklijke Ahold Delhaize NV	21,207	618,016
Koninklijke BAM Groep NV(2)	11,769	27,640
Koninklijke DSM NV	1,458	189,107
Koninklijke KPN NV	48,921	150,495
Koninklijke Philips NV, NY Shares	4,033	60,656
Koninklijke Vopak NV	2,105	62,478
Nedap NV	19	1,079
NN Group NV	2,969	126,885
OCI NV	4,456	188,640
Pharming Group NV(2)	26,094	33,808
PostNL NV(1)	13,712	25,536

Prosus NV(2)	3,705	242,450
Randstad NV(1)	1,178	68,234
SBM Offshore NV	1,193	19,115
SIF Holding NV(1)	255	3,098
Sligro Food Group NV	705	12,313
TKH Group NV, CVA(1)	995	39,175
TomTom NV(2)	2,734	22,310
Universal Music Group NV	3,793	90,200
Van Lanschot Kempen NV	419	10,060
Wolters Kluwer NV	599	66,016
		6,407,062
New Zealand — 0.3%
a2 Milk Co. Ltd.(1)(2)	7,181	30,133
Air New Zealand Ltd.(2)	55,807	27,380
Arvida Group Ltd.	960	747
Auckland International Airport Ltd.(2)	7,581	38,636
Chorus Ltd.	10,602	54,573
Contact Energy Ltd.	10,221	48,493
Fisher & Paykel Healthcare Corp. Ltd.	3,211	48,090
Fletcher Building Ltd.	10,222	32,094
Genesis Energy Ltd.	11,169	17,933
Hallenstein Glasson Holdings Ltd.	237	820
Infratil Ltd.	3,807	21,350
KMD Brands Ltd.	10,227	7,132
Mercury NZ Ltd.	5,198	18,096
Meridian Energy Ltd.	2,645	8,209
NZX Ltd.	2,074	1,612
Oceania Healthcare Ltd.	10,328	5,290
Pushpay Holdings Ltd.(2)	6,208	5,048
Ryman Healthcare Ltd.	4,659	19,667
Sanford Ltd.(2)	585	1,625
Scales Corp. Ltd.	162	449
SKYCITY Entertainment Group Ltd.(2)	17,623	30,783
Spark New Zealand Ltd.	19,153	62,441
Summerset Group Holdings Ltd.	3,170	18,769
Synlait Milk Ltd.(2)	167	322
		499,692
Norway — 0.9%
2020 Bulkers Ltd.(1)(2)	909	7,759
ABG Sundal Collier Holding ASA	7,195	4,148
Adevinta ASA(2)	508	4,065
Aker BP ASA	1,666	57,961
Aker Solutions ASA	3,184	11,485
Atea ASA(2)	1,108	13,501
Austevoll Seafood ASA	1,103	9,022
Bakkafrost P/F	196	10,780
Bonheur ASA	230	6,784
Borr Drilling Ltd.(2)	3,895	18,148
Borregaard ASA	682	10,865
Bouvet ASA	260	1,505
BW Energy Ltd.(2)	3,576	9,924
BW LPG Ltd.	2,550	22,738
BW Offshore Ltd.	5,561	14,424
DNB Bank ASA	5,954	116,259
DNO ASA	23,076	29,491

Elmera Group ASA	637	1,276
Entra ASA	613	6,532
Equinor ASA, ADR	7,211	277,479
Europris ASA	2,542	16,155
FLEX LNG Ltd.(2)	624	23,397
FLEX LNG Ltd. (New York)(1)(2)	391	14,709
Frontline Ltd.(1)	1,369	18,933
Gjensidige Forsikring ASA	724	13,976
Golden Ocean Group Ltd.	2,772	23,911
Golden Ocean Group Ltd. (NASDAQ)(2)	2,193	18,509
Gram Car Carriers ASA(2)	499	8,361
Hafnia Ltd.	4,260	23,903
Kongsberg Automotive ASA(1)(2)	17,100	4,624
Kongsberg Gruppen ASA	668	27,704
Leroy Seafood Group ASA	2,204	10,756
Mowi ASA	2,207	34,586
MPC Container Ships ASA(2)	6,362	12,101
Nordic Semiconductor ASA(2)	634	11,793
Norsk Hydro ASA	12,175	91,679
Norske Skog ASA(2)	1,236	7,559
Norwegian Energy Co. ASA(2)	674	26,827
Odfjell Drilling Ltd.(2)	3,213	8,495
Odfjell Technology Ltd.(2)	535	1,728
Orkla ASA	3,095	22,069
Panoro Energy ASA(2)	3,234	10,055
Petronor E&P ASA(2)	2,060	174
PGS ASA(1)(2)	27,702	17,108
Protector Forsikring ASA	851	10,522
RAK Petroleum PLC(2)	319	—
Salmar ASA	304	10,716
Scatec ASA	1,755	15,638
Schibsted ASA, B Shares	1,800	33,647
Schibsted ASA, Class A	1,112	21,351
SpareBank 1 Nord Norge	1,780	16,591
Sparebank 1 Oestlandet	512	5,900
SpareBank 1 SMN	2,537	30,229
SpareBank 1 SR-Bank ASA	2,340	28,347
Sparebanken More	150	1,190
Sparebanken Vest	955	8,515
Stolt-Nielsen Ltd.	590	15,280
Storebrand ASA	5,321	47,879
Subsea 7 SA	4,737	53,970
Telenor ASA	4,840	46,960
TGS ASA	1,885	25,789
TOMRA Systems ASA	1,138	21,847
Veidekke ASA	669	6,549
Wallenius Wilhelmsen ASA	2,050	19,204
Yara International ASA	1,561	72,091
		1,575,473
Portugal — 0.2%
Altri SGPS SA	2,306	13,509
Banco Comercial Portugues SA, R Shares	177,737	28,856
Corticeira Amorim SGPS SA	399	3,705
CTT-Correios de Portugal SA	1,350	4,524
EDP - Energias de Portugal SA	15,833	75,128

EDP Renovaveis SA	787	18,307
Galp Energia SGPS SA	5,959	73,425
Jeronimo Martins SGPS SA	2,058	45,917
Navigator Co. SA	2,179	8,851
NOS SGPS SA	4,490	18,037
REN - Redes Energeticas Nacionais SGPS SA	13,744	36,398
Sonae SGPS SA	23,224	23,592
		350,249
Singapore — 1.4%
AEM Holdings Ltd.(1)	4,100	11,392
Bumitama Agri Ltd.	8,900	4,019
Capitaland India Trust	34,500	29,870
Capitaland Investment Ltd.	15,400	41,824
Chip Eng Seng Corp. Ltd.	22,700	12,381
City Developments Ltd.	8,400	51,606
ComfortDelGro Corp. Ltd.	73,100	66,499
DBS Group Holdings Ltd.	12,052	314,301
Far East Orchard Ltd.	3,900	2,982
First Resources Ltd.	18,900	22,585
Fu Yu Corp. Ltd.	17,800	2,759
Geo Energy Resources Ltd.(1)	28,300	7,662
Golden Agri-Resources Ltd.	230,700	49,249
Grab Holdings Ltd., Class A(2)	9,246	27,923
Haw Par Corp. Ltd.	2,700	18,494
Hong Fok Corp. Ltd.(1)	15,800	11,548
Hour Glass Ltd.(1)	8,700	13,709
Hutchison Port Holdings Trust, U Shares	134,300	25,102
iFAST Corp. Ltd.(1)	2,000	7,875
Japfa Ltd.	10,400	3,923
Jardine Cycle & Carriage Ltd.	500	11,152
Keppel Corp. Ltd.	41,100	229,401
Keppel Infrastructure Trust	46,100	18,377
Mandarin Oriental International Ltd.(2)	3,400	5,724
Netlink NBN Trust	19,400	12,284
Olam Group Ltd.	24,600	25,127
Oversea-Chinese Banking Corp. Ltd.	34,324	316,353
QAF Ltd.	5,200	3,154
Raffles Medical Group Ltd.	19,100	19,161
Riverstone Holdings Ltd.(1)	13,900	6,456
SATS Ltd.(2)	2,200	4,336
Sea Ltd., ADR(2)	803	46,871
Sembcorp Industries Ltd.	17,500	41,409
Sheng Siong Group Ltd.	14,600	17,707
Singapore Airlines Ltd.(1)(2)	27,800	112,786
Singapore Exchange Ltd.	8,600	57,563
Singapore Post Ltd.	64,500	24,778
Singapore Technologies Engineering Ltd.	29,500	74,818
Singapore Telecommunications Ltd.	53,600	107,759
StarHub Ltd.	4,500	3,557
Straits Trading Co. Ltd.	6,700	11,909
TDCX, Inc., ADR(2)	627	8,139
UMS Holdings Ltd.	13,400	12,272
United Overseas Bank Ltd.	11,000	253,632
UOL Group Ltd.	11,000	54,246
Venture Corp. Ltd.	2,600	33,382

Wilmar International Ltd.	22,300	67,648
Wing Tai Holdings Ltd.	4,300	4,764
Yangzijiang Financial Holding Ltd.(1)(2)	115,700	29,599
Yangzijiang Shipbuilding Holdings Ltd.	101,900	107,919
Yanlord Land Group Ltd.	14,700	10,679
		2,458,665
Spain — 2.0%
Acciona SA	265	51,835
Acerinox SA	6,608	65,373
ACS Actividades de Construccion y Servicios SA	1,871	53,103
Aena SME SA(2)	964	124,388
Almirall SA	2,037	19,766
Amadeus IT Group SA(2)	1,928	104,242
Applus Services SA	1,497	9,991
Atresmedia Corp. de Medios de Comunicacion SA(1)	1,279	4,496
Banco Bilbao Vizcaya Argentaria SA, ADR(1)	76,539	448,518
Banco de Sabadell SA	126,665	118,269
Banco Santander SA, ADR	104,723	309,980
Bankinter SA	7,173	47,177
CaixaBank SA	26,387	98,102
Cellnex Telecom SA	2,384	81,982
Cia de Distribucion Integral Logista Holdings SA	1,274	30,049
CIE Automotive SA	454	11,570
Construcciones y Auxiliar de Ferrocarriles SA	289	8,475
Ebro Foods SA(1)	526	8,312
Enagas SA	6,086	109,929
Ence Energia y Celulosa SA	1,443	4,781
Endesa SA	3,527	65,266
Ercros SA(1)	5,101	17,941
Faes Farma SA(1)	4,600	17,681
Ferrovial SA (Madrid)(1)	1,793	48,218
Fomento de Construcciones y Contratas SA	501	4,597
Gestamp Automocion SA	6,053	22,935
Global Dominion Access SA	1,242	4,729
Grifols SA(2)	808	8,657
Grupo Catalana Occidente SA	464	14,677
Iberdrola SA	49,030	553,912
Indra Sistemas SA	2,489	25,600
Industria de Diseno Textil SA(1)	7,582	197,919
Laboratorios Farmaceuticos Rovi SA	411	15,838
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	10,253	10,728
Mapfre SA(1)	11,653	22,160
Mediaset Espana Comunicacion SA(2)	4,452	14,828
Melia Hotels International SA(2)	3,071	16,883
Miquel y Costas & Miquel SA	78	894
Naturgy Energy Group SA(1)	1,074	30,197
Neinor Homes SA	1,125	10,282
Obrascon Huarte Lain SA(1)(2)	23,193	11,190
Pharma Mar SA	281	20,286
Prosegur Cash SA	3,818	2,449
Prosegur Cia de Seguridad SA	2,790	5,153
Red Electrica Corp. SA	6,419	112,387
Repsol SA	27,227	420,394
Sacyr SA(1)	11,825	32,873
Siemens Gamesa Renewable Energy SA(2)	615	11,589

Talgo SA (Madrid)	324	1,065
Telefonica SA, ADR(1)	38,446	143,019
Unicaja Banco SA	20,803	21,507
Viscofan SA	691	42,987
		3,639,179
Sweden — 3.4%
AAK AB	1,407	23,414
AcadeMedia AB	2,441	10,999
AddLife AB, B Shares	743	7,742
AddTech AB, B Shares	2,373	35,318
Africa Oil Corp.	2,600	5,605
Alfa Laval AB	2,028	58,394
Alimak Group AB	274	2,088
Alleima AB(2)	1,053	4,126
Ambea AB	451	2,182
Annehem Fastigheter AB, B Shares(2)	151	290
Arise AB(2)	907	4,289
Arjo AB, B Shares	2,424	9,633
Assa Abloy AB, Class B	4,174	95,707
Atlas Copco AB, A Shares	24,077	300,118
Atlas Copco AB, B Shares	13,990	158,831
Atrium Ljungberg AB, B Shares	902	14,490
Avanza Bank Holding AB(1)	3,707	75,465
Axfood AB	1,616	43,588
Beijer Alma AB	1,310	21,049
Beijer Ref AB	2,350	40,808
Better Collective A/S(2)	847	11,193
Bilia AB, A Shares	2,990	33,665
Billerud AB	4,656	66,121
BioArctic AB(2)	99	2,842
BioGaia AB, B Shares	2,701	21,825
Biotage AB	900	15,770
Boliden AB	5,167	195,175
Bonava AB, B Shares	3,717	9,963
Boozt AB(2)	1,103	11,868
Bravida Holding AB	1,751	17,744
Bure Equity AB	775	17,578
Byggmax Group AB	1,186	5,411
Castellum AB(1)	3,027	37,362
Catena AB	510	18,149
Catena Media PLC(1)(2)	1,233	2,828
Cibus Nordic Real Estate AB	949	13,334
Cint Group AB(2)	1,828	8,359
Clas Ohlson AB, B Shares	1,811	13,420
Cloetta AB, B Shares	5,697	11,381
Coor Service Management Holding AB	784	4,866
Corem Property Group AB, B Shares	6,921	4,764
Dios Fastigheter AB	2,413	17,936
Electrolux AB, B Shares(1)	5,191	74,240
Electrolux Professional AB, B Shares	5,210	21,596
Elekta AB, B Shares	6,921	41,190
Embracer Group AB(1)(2)	4,233	18,185
Eolus Vind AB, B Shares	472	5,014
Epiroc AB, A Shares	5,604	107,911
Epiroc AB, B Shares	3,348	55,935

EQT AB	1,720	39,479
Essity AB, B Shares	4,347	106,444
Evolution AB	379	39,038
Fabege AB	3,431	28,643
Fastighets AB Balder, B Shares(2)	6,059	27,238
Fingerprint Cards AB, B Shares(1)(2)	1,176	350
Fortnox AB	8,409	38,375
G5 Entertainment AB(1)	124	2,365
GARO AB	383	4,204
Getinge AB, B Shares	1,746	40,808
Granges AB	1,135	9,218
H & M Hennes & Mauritz AB, B Shares(1)	11,516	129,122
Hexagon AB, B Shares	10,709	122,461
Hexpol AB	5,532	60,426
HMS Networks AB	331	10,040
Hoist Finance AB(2)	1,730	4,273
Holmen AB, B Shares	924	38,196
Hufvudstaden AB, A Shares	1,835	25,980
Husqvarna AB, B Shares	5,584	43,838
Industrivarden AB, A Shares	1,066	27,511
Indutrade AB	2,435	52,450
Instalco AB	4,268	17,367
Intrum AB	284	3,891
Investment AB Latour, B Shares	700	13,851
Inwido AB	1,443	14,531
JM AB	1,250	20,177
Kopparbergs Bryggeri AB, B Shares	454	6,016
Lifco AB, B Shares	1,571	27,213
Lime Technologies AB	93	1,737
Lindab International AB	778	9,555
Loomis AB	2,766	81,734
Maha Energy AB(1)(2)	2,600	2,508
MEKO AB	513	5,692
Millicom International Cellular SA, SDR(2)	2,359	32,015
MIPS AB(1)	348	13,448
Modern Times Group MTG AB, B Shares(2)	3,856	30,471
Munters Group AB	204	1,807
Mycronic AB	817	14,844
NCC AB, B Shares(1)	1,971	19,139
Net Insight AB, B Shares(2)	15,211	8,853
New Wave Group AB, B Shares	885	17,933
Nibe Industrier AB, B Shares	5,336	50,377
Nobia AB	1,165	2,489
Nolato AB, B Shares	2,030	10,844
Nordea Bank Abp	34,318	360,648
Nordic Waterproofing Holding AB(1)	311	4,466
Nordnet AB publ	4,118	56,992
NP3 Fastigheter AB	89	1,563
Nyfosa AB	2,301	16,618
Orron Energy AB	793	1,839
OX2 AB(2)	1,721	12,571
Pandox AB(2)	1,852	23,118
Paradox Interactive AB	1,018	19,156
Peab AB, Class B	4,080	23,547
Platzer Fastigheter Holding AB, B Shares	531	4,015

Proact IT Group AB	345	2,787
RaySearch Laboratories AB(2)	89	496
Rejlers AB	199	2,483
Resurs Holding AB	5,291	12,320
Saab AB, B Shares	1,378	51,262
Sagax AB, B Shares	507	11,273
Samhallsbyggnadsbolaget i Norden AB(1)	11,270	20,618
Sandvik AB	8,040	147,709
Scandi Standard AB(2)	2,398	11,770
Scandic Hotels Group AB(2)	3,942	13,408
Sectra AB, B Shares(2)	2,920	47,694
Securitas AB, B Shares	1,774	14,552
Sinch AB(1)(2)	9,037	29,382
Skandinaviska Enskilda Banken AB, A Shares	17,240	198,790
Skanska AB, B Shares	5,643	91,864
SKF AB, B Shares(1)	4,516	75,195
SkiStar AB	1,531	16,748
Solid Forsakring AB(2)	189	1,042
Spotify Technology SA(2)	303	24,064
SSAB AB, A Shares	6,025	34,889
SSAB AB, B Shares	17,121	96,794
Stillfront Group AB(2)	2,051	3,203
Svenska Cellulosa AB SCA, B Shares	5,491	74,660
Svenska Handelsbanken AB, A Shares	18,830	191,272
Sweco AB, B Shares	1,505	14,728
Swedbank AB, A Shares	13,010	211,716
Swedish Orphan Biovitrum AB(2)	1,017	22,002
Tele2 AB, B Shares	5,757	51,141
Telefonaktiebolaget LM Ericsson, ADR	25,223	160,670
Telia Co. AB	44,075	120,445
Tethys Oil AB(2)	1,621	9,386
TF Bank AB	201	3,444
Thule Group AB(1)	941	22,305
Transtema Group AB(2)	301	774
Trelleborg AB, B Shares	6,503	159,186
Truecaller AB, B Shares(1)(2)	1,245	4,623
Viaplay Group AB, B Shares(2)	422	8,413
Vitec Software Group AB, B Shares	386	14,170
Vitrolife AB	318	5,719
Volvo AB, A Shares	1,893	36,052
Volvo AB, B Shares	17,368	319,078
Volvo Car AB, Class B(2)	9,071	45,454
Wallenstam AB, B Shares	4,902	19,576
Wihlborgs Fastigheter AB	4,412	34,854
		5,999,256
Switzerland — 8.3%
ABB Ltd., ADR	3,753	118,182
Accelleron Industries AG(2)	505	10,260
Adecco Group AG	733	24,920
Alcon, Inc.	3,493	240,876
Allreal Holding AG	221	33,688
ALSO Holding AG(2)	84	15,525
ams-OSRAM AG(2)	4,815	40,101
Arbonia AG	1,126	16,601
Aryzta AG(2)	6,736	8,208

Ascom Holding AG(1)	361	3,020
Autoneum Holding AG	85	10,454
Bachem Holding AG, Class B(1)	180	17,636
Baloise Holding AG	1,039	157,140
Banque Cantonale Vaudoise(1)	839	78,713
Barry Callebaut AG	42	85,781
Basilea Pharmaceutica AG(2)	121	6,253
Belimo Holding AG	143	66,135
Bell Food Group AG	60	16,129
Bellevue Group AG	89	3,457
BKW AG	199	25,877
Bucher Industries AG	187	73,943
Burckhardt Compression Holding AG	135	73,649
Bystronic AG	14	10,005
Cembra Money Bank AG	784	62,352
Chocoladefabriken Lindt & Spruengli AG, Participation Ceritificate	6	63,116
Cie Financiere Richemont SA, Class A	4,693	622,142
Clariant AG(2)	3,245	52,731
Coltene Holding AG(2)	73	5,795
Comet Holding AG	138	28,712
COSMO Pharmaceuticals NV(1)	51	3,275
Credit Suisse Group AG, ADR(1)	26,766	87,792
Daetwyler Holding AG, Bearer Shares	76	14,781
DKSH Holding AG	1,033	77,889
dormakaba Holding AG	107	38,152
Dufry AG(2)	1,184	48,505
EFG International AG(2)	2,307	20,518
Emmi AG	40	34,842
EMS-Chemie Holding AG	72	50,166
Flughafen Zurich AG(2)	523	86,961
Forbo Holding AG	30	35,353
Fundamenta Real Estate AG(2)	318	5,511
Galenica AG	548	42,082
GAM Holding AG(2)	1,797	1,622
Geberit AG	217	104,020
Georg Fischer AG	1,691	103,152
Givaudan SA	14	47,329
Gurit Holding AG, Bearer Shares(1)	60	6,168
Helvetia Holding AG	784	88,169
Holcim AG(2)	7,004	365,888
Huber & Suhner AG	537	50,088
Idorsia Ltd.(1)(2)	580	8,600
Implenia AG(2)	770	32,468
Ina Invest Holding AG(2)	20	410
Inficon Holding AG	78	67,955
Intershop Holding AG	26	17,386
Julius Baer Group Ltd.	4,374	251,953
Kardex Holding AG	96	15,913
Kuehne + Nagel International AG	806	195,809
LEM Holding SA	23	45,182
Leonteq AG	434	20,112
Liechtensteinische Landesbank AG	79	4,661
Logitech International SA	1,805	109,432
Lonza Group AG	373	196,232
Medacta Group SA	105	11,315

Metall Zug AG, B Shares	4	8,275
Mobilezone Holding AG	1,771	30,853
Mobimo Holding AG(1)	167	40,790
Nestle SA	10,294	1,225,228
Novartis AG, ADR	19,385	1,736,121
OC Oerlikon Corp. AG	4,799	32,117
Orior AG	174	13,641
Partners Group Holding AG	585	582,876
Peach Property Group AG(1)(2)	168	3,384
PSP Swiss Property AG	784	86,857
Roche Holding AG	7,514	2,454,251
Roche Holding AG, Bearer Shares(1)	285	114,489
Schindler Holding AG	346	62,299
Schindler Holding AG, Bearer Participation Certificate	646	122,463
Schweiter Technologies AG, Bearer Shares	24	19,281
Schweizerische Nationalbank(1)	2	8,908
Sensirion Holding AG(2)	289	31,637
SFS Group AG	406	39,033
SGS SA	85	199,705
Siegfried Holding AG(2)	35	23,709
SIG Group AG(2)	1,594	35,141
Sika AG	329	84,079
Sonova Holding AG	196	50,893
St Galler Kantonalbank AG	94	47,992
Stadler Rail AG(1)	2,073	73,219
Straumann Holding AG	1,808	211,014
Sulzer AG	828	63,950
Swatch Group AG	1,119	54,112
Swatch Group AG, Bearer Shares	582	155,736
Swiss Life Holding AG	582	311,128
Swiss Prime Site AG	1,317	109,871
Swiss Re AG	3,029	271,480
Swisscom AG	657	354,295
Swissquote Group Holding SA	361	52,331
Tecan Group AG	130	54,772
Temenos AG	442	27,237
TX Group AG	61	9,172
u-blox Holding AG(2)	334	43,484
UBS Group AG(1)	32,532	599,890
Valiant Holding AG	415	44,481
VAT Group AG	471	132,009
Vetropack Holding AG	50	1,766
Vontobel Holding AG	888	55,328
VP Bank AG, Class A	24	2,247
VZ Holding AG	197	15,741
V-ZUG Holding AG(2)	38	3,292
Ypsomed Holding AG	82	17,359
Zehnder Group AG	255	15,160
Zurich Insurance Group AG	1,775	852,775
		14,846,963
United Kingdom — 13.6%
3i Group PLC	22,601	371,345
abrdn PLC(1)	30,034	71,181
Admiral Group PLC	4,023	98,354
AG Barr PLC	685	4,150

Airtel Africa PLC	17,498	26,171
AJ Bell PLC	7,601	33,869
Alliance Pharma PLC	10,362	6,010
Alpha FX Group PLC	573	15,966
Anglo American PLC	14,543	604,627
Antofagasta PLC	5,859	101,376
Ascential PLC(2)	4,629	12,151
Ashmore Group PLC	2,920	8,006
Ashtead Group PLC	10,856	662,592
ASOS PLC(1)(2)	317	2,475
Associated British Foods PLC	4,086	78,364
Aston Martin Lagonda Global Holdings PLC(1)(2)	3,975	6,390
AstraZeneca PLC, ADR	13,333	906,244
Atalaya Mining PLC	1,621	5,959
Auto Trader Group PLC	18,404	127,048
Avation PLC	285	394
AVEVA Group PLC	241	9,352
Aviva PLC	29,486	159,203
B&M European Value Retail SA	9,160	45,379
Babcock International Group PLC(2)	4,076	14,084
BAE Systems PLC	11,143	110,357
Balfour Beatty PLC	9,906	38,786
Bank of Georgia Group PLC	1,761	53,717
Barclays PLC, ADR	63,811	507,297
Barratt Developments PLC	12,137	58,692
Beazley PLC	7,261	57,333
Bellway PLC	1,639	39,826
Berkeley Group Holdings PLC	1,395	64,691
Bioventix PLC	97	4,482
Bloomsbury Publishing PLC	1,593	9,231
Bodycote PLC	2,068	14,695
BP PLC, ADR	40,891	1,467,987
Breedon Group PLC	17,773	13,069
BT Group PLC	121,949	179,449
Bunzl PLC	1,783	65,941
Burberry Group PLC	12,124	320,435
Burford Capital Ltd.	4,035	36,764
Bytes Technology Group PLC	6,287	31,482
Capricorn Energy PLC(2)	12,461	37,373
Carnival PLC, ADR(2)	380	3,397
Centamin PLC	44,961	57,916
Central Asia Metals PLC	6,765	20,637
Centrica PLC	57,791	66,715
Cerillion PLC	701	9,867
Chemring Group PLC	1,059	4,014
Chesnara PLC	3,157	11,094
Clarkson PLC	707	26,390
Close Brothers Group PLC	5,419	70,279
CMC Markets PLC	4,009	11,484
Coats Group PLC	45,694	36,988
Coca-Cola HBC AG(2)	6,276	153,517
Compass Group PLC	8,575	195,492
Computacenter PLC	1,736	42,136
ContourGlobal PLC	2,246	6,815
ConvaTec Group PLC	13,316	37,256

Cranswick PLC	561	20,904
Crest Nicholson Holdings PLC	9,099	25,185
Croda International PLC	994	82,199
CVS Group PLC	810	20,046
Darktrace PLC(2)	2,282	9,572
DCC PLC	698	37,170
De La Rue PLC(2)	2,261	2,211
Devro PLC	2,672	9,864
DFS Furniture PLC	9,527	17,879
Diageo PLC, ADR	4,845	903,835
Diploma PLC	993	33,511
Direct Line Insurance Group PLC	20,073	50,797
Diversified Energy Co. PLC	6,380	9,734
Domino's Pizza Group PLC	1,387	4,791
Dr. Martens PLC	20,880	51,873
Drax Group PLC	9,662	71,480
DS Smith PLC	13,463	49,556
Dunelm Group PLC	4,419	53,869
easyJet PLC(2)	2,734	13,139
Ecora Resources PLC	13,738	23,499
EMIS Group PLC	1,286	29,149
Energean PLC	5,471	98,063
EnQuest PLC(2)	45,716	13,355
Ergomed PLC(2)	532	8,514
Essentra PLC	6,998	20,788
Experian PLC	4,506	159,428
Ferguson PLC	2,649	300,320
Ferrexpo PLC	15,137	26,366
Firstgroup PLC(1)	25,619	32,130
Forterra PLC	7,139	17,465
Frasers Group PLC(2)	5,442	59,617
Fresnillo PLC	497	5,453
Frontier Developments PLC(1)(2)	65	908
Games Workshop Group PLC	1,141	102,262
Gamma Communications PLC	1,255	16,618
Genel Energy PLC	8,674	15,462
Georgia Capital PLC(2)	584	5,314
Glencore PLC	127,141	867,625
Golar LNG Ltd.(2)	2,375	59,541
Grafton Group PLC	4,069	38,256
Grainger PLC	8,530	25,139
Greggs PLC	3,820	106,997
GSK PLC, ADR	16,070	555,861
Gulf Keystone Petroleum Ltd.	10,676	27,734
Gym Group PLC(2)	3,624	4,523
Haleon PLC, ADR(1)(2)	13,533	93,242
Halfords Group PLC	3,874	9,120
Halma PLC	1,280	33,954
Harbour Energy PLC	8,634	33,152
Hargreaves Lansdown PLC	11,104	114,410
Hays PLC	36,679	52,538
Headlam Group PLC	1,141	4,156
Helical PLC	1,145	4,656
Helios Towers PLC(2)	19,955	27,711
Hikma Pharmaceuticals PLC	1,954	35,810

Hill & Smith PLC	1,870	27,309
Hiscox Ltd.	4,569	55,737
Hochschild Mining PLC	19,992	17,012
HomeServe PLC	887	12,701
Hotel Chocolat Group PLC(1)(2)	183	321
Howden Joinery Group PLC	10,956	77,854
HSBC Holdings PLC, ADR(1)	26,136	806,557
Hunting PLC	2,569	8,496
Hurricane Energy PLC(1)(2)	154,073	14,750
Ibstock PLC	12,744	24,468
IG Group Holdings PLC	8,950	89,030
IMI PLC	2,241	36,855
Impax Asset Management Group PLC	2,916	27,907
Inchcape PLC	14,208	143,895
Indivior PLC(2)	5,080	105,360
Informa PLC	6,661	49,953
InterContinental Hotels Group PLC	948	55,177
Intermediate Capital Group PLC	3,734	54,495
International Distributions Services PLC	15,435	42,892
International Personal Finance PLC	4,374	4,138
Intertek Group PLC	1,307	64,082
Investec PLC	14,255	90,031
IP Group PLC	29,947	24,060
IWG PLC(2)	7,707	14,754
J D Wetherspoon PLC(2)	378	2,046
J Sainsbury PLC	28,045	75,645
Jadestone Energy PLC	19,084	16,201
JD Sports Fashion PLC	70,820	109,156
JET2 PLC(2)	3,335	41,141
Johnson Matthey PLC	4,233	107,456
Jubilee Metals Group PLC(1)(2)	28,078	3,934
Judges Scientific PLC	96	9,401
Jupiter Fund Management PLC	7,591	11,416
Just Group PLC	13,695	12,338
Kainos Group PLC	2,483	48,182
Keller Group PLC	1,301	11,530
Kingfisher PLC	33,611	98,292
Knights Group Holdings PLC	237	253
Lancashire Holdings Ltd.	6,023	43,572
Legal & General Group PLC	86,461	265,227
Liberty Global PLC, Class A(2)	1,827	36,686
Liberty Global PLC, Class C(2)	3,318	68,616
Liontrust Asset Management PLC	2,711	36,381
Lloyds Banking Group PLC, ADR	196,843	442,897
London Stock Exchange Group PLC	1,372	137,386
Lookers PLC	1,152	1,118
Luxfer Holdings PLC	635	9,309
M&G PLC	14,541	33,978
Man Group PLC	33,132	84,014
Marks & Spencer Group PLC(2)	51,522	75,198
Marshalls PLC	1,809	6,302
Marston's PLC(2)	6,983	3,195
McBride PLC(2)	3,696	933
ME GROUP INTERNATIONAL PLC	14,615	18,666
Mediclinic International PLC	6,963	41,521

Micro Focus International PLC, ADR(1)	1,528	9,504
Mitchells & Butlers PLC(2)	2,602	4,384
Mitie Group PLC	72,097	66,507
Molten Ventures PLC(2)	2,262	10,726
Mondi PLC	8,691	164,207
Moneysupermarket.com Group PLC	10,218	23,553
Morgan Advanced Materials PLC	7,472	27,519
Morgan Sindall Group PLC	493	9,745
Mortgage Advice Bureau Holdings Ltd.	524	3,546
Motorpoint group PLC(2)	72	133
Naked Wines PLC(1)(2)	964	1,042
National Grid PLC, ADR(1)	7,055	434,588
NatWest Group PLC, ADR(1)	40,973	262,227
Next Fifteen Communications Group PLC	1,714	21,766
Next PLC	2,291	163,731
Ninety One PLC	16,655	40,243
Norcros PLC	2,404	5,472
Ocado Group PLC(2)	886	6,708
OSB Group PLC	11,073	63,746
Pagegroup PLC	8,138	47,018
Pan African Resources PLC	106,942	22,702
Paragon Banking Group PLC	5,426	31,031
Pearson PLC, ADR	5,145	61,791
Pennon Group PLC	8,172	90,763
Persimmon PLC	3,579	55,435
Petra Diamonds Ltd.(2)	4,880	5,477
Petrofac Ltd.(1)(2)	3,277	3,323
Phoenix Group Holdings PLC	7,538	54,019
Playtech PLC(2)	3,187	21,297
Plus500 Ltd.	4,956	113,768
Premier Foods PLC	10,225	12,742
Provident Financial PLC	9,000	21,417
Prudential PLC, ADR(1)	5,306	126,707
PZ Cussons PLC	7,423	18,631
QinetiQ Group PLC	8,039	34,006
Quilter PLC	11,967	14,663
Rathbones Group PLC	909	23,309
Reach PLC	11,421	15,136
Reckitt Benckiser Group PLC	5,967	428,213
Redde Northgate PLC	9,590	43,901
Redrow PLC	7,780	42,869
RELX PLC, ADR	16,138	454,769
Renewi PLC(2)	877	5,925
Renishaw PLC	305	13,780
Rentokil Initial PLC	13,762	90,661
Restaurant Group PLC(2)	16,707	5,727
Rhi Magnesita NV	334	8,897
Rightmove PLC	17,607	119,477
Rio Tinto PLC, ADR(1)	10,349	710,355
Rolls-Royce Holdings PLC(2)	43,074	47,728
RPS Group PLC	8,039	21,158
RS GROUP PLC	4,254	47,311
Saga PLC(2)	108	125
Sage Group PLC	4,743	46,005
Savannah Energy PLC(2)	44,665	12,884

Savills PLC	2,592	29,768
Schroders PLC	5,170	27,906
Senior PLC	6,285	9,325
Serco Group PLC	23,913	50,169
Serica Energy PLC	10,373	39,635
Severn Trent PLC	1,404	46,209
Shanta Gold Ltd.	16,512	1,913
Shell PLC, ADR	25,334	1,481,279
SIG PLC(2)	1,703	609
Sirius Real Estate Ltd.	6,667	6,626
Smart Metering Systems PLC	1,076	10,466
Smith & Nephew PLC, ADR	3,049	80,859
Smiths Group PLC	2,384	45,883
Softcat PLC	2,481	38,213
Speedy Hire PLC	6,740	3,414
Spirax-Sarco Engineering PLC	569	77,709
Spire Healthcare Group PLC(2)	642	1,790
Spirent Communications PLC	7,786	27,134
SSE PLC	8,351	173,204
SSP Group PLC(2)	13,261	34,186
St. James's Place PLC	3,721	52,299
Standard Chartered PLC	41,463	308,859
SThree PLC	2,722	13,425
Strix Group PLC(1)	2,672	2,411
Studio Retail Group PLC	420	582
Superdry PLC(2)	1,215	1,527
Synthomer PLC	2,700	4,313
Tate & Lyle PLC	12,902	114,603
Tatton Asset Management PLC	821	4,691
Taylor Wimpey PLC	50,329	63,436
TBC Bank Group PLC	2,115	56,080
Tesco PLC	103,389	284,862
TI Fluid Systems PLC	1,823	2,831
Topps Tiles PLC	1,038	559
TP ICAP Group PLC	4,487	9,477
Travis Perkins PLC	2,650	29,753
Tremor International Ltd.(1)(2)	765	2,987
TUI AG(2)	2,877	5,161
Tullow Oil PLC(1)(2)	13,780	7,261
Unilever PLC, ADR	13,153	662,648
United Utilities Group PLC	18,143	225,044
Vertu Motors PLC	18,946	10,968
Vesuvius PLC	1,468	6,781
Victrex PLC	813	17,547
Virgin Money UK PLC	26,413	55,649
Vistry Group PLC	5,023	37,664
Vodafone Group PLC, ADR	28,005	314,496
Vp PLC	87	726
Watkin Jones PLC	3,373	4,037
Weir Group PLC	1,376	29,918
WH Smith PLC(2)	1,292	22,059
Whitbread PLC	2,788	88,043
Wickes Group PLC	7,958	13,290
Wincanton PLC	1,138	5,019
WPP PLC, ADR(1)	1,117	58,944

Yellow Cake PLC(2)	9,982	47,767
YouGov PLC	1,701	20,049
		24,397,299
United States
Block, Inc.(2)	91	6,085
Gen Digital, Inc.	12	275
VAALCO Energy, Inc.	3,093	16,022
		22,382
TOTAL COMMON STOCKS (Cost $169,549,306)		177,233,022
RIGHTS†
Canada†
MCAN Mortgage Corp.(2)	400	36
France†
ALD SA(2)	3,272	2,826
Norway†
PGS ASA(2)	2,194	2
TOTAL RIGHTS (Cost $—)		2,864
WARRANTS†
Australia†
Magellan Financial Group Ltd.(1)(2) (Cost $—)	79	11
SHORT-TERM INVESTMENTS — 13.7%
Money Market Funds — 13.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	14,739,391	14,739,391
State Street Navigator Securities Lending Government Money Market Portfolio(3)	9,722,997	9,722,997
TOTAL SHORT-TERM INVESTMENTS (Cost $24,462,388)		24,462,388
TOTAL INVESTMENT SECURITIES—112.6% (Cost $194,011,694)		201,698,285
OTHER ASSETS AND LIABILITIES — (12.6)%		(22,585,825)
TOTAL NET ASSETS — 100.0%		$179,112,460

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	3	December 2022	$612,188	$28,908
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	21.5%
Industrials	17.3%
Materials	10.6%
Consumer Discretionary	9.5%
Health Care	8.3%
Energy	7.9%
Information Technology	7.1%
Consumer Staples	7.0%
Communication Services	4.1%
Utilities	3.8%
Real Estate	1.8%
Short-Term Investments	13.7%
Other Assets and Liabilities	(12.6%)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $15,402,764. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $16,072,563 which includes security collateral of $6,349,566.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$1,470,221	$11,810,647	—
Belgium	330,857	1,320,227	—
Canada	34,175	19,672,738	—
Denmark	1,745,216	2,393,212	—
Finland	170,489	1,549,976	—
France	3,037,750	13,607,750	—
Germany	840,985	11,241,751	—
Hong Kong	123,790	3,937,514	—
Israel	323,077	1,346,415	—
Italy	384,329	3,608,225	—
Japan	2,718,064	33,884,543	—
Netherlands	2,616,090	3,790,972	—
Norway	329,630	1,245,843	—
Singapore	82,933	2,375,732	—
Spain	901,517	2,737,662	—
Sweden	184,734	5,814,522	—
Switzerland	2,541,985	12,304,978	—
United Kingdom	10,519,636	13,877,663	—
United States	16,022	6,360	—
Other Countries	—	2,334,792	—
Rights	—	2,864	—
Warrants	—	11	—
Short-Term Investments	24,462,388	—	—
	$52,833,888	$148,864,397	—
Other Financial Instruments
Futures Contracts	$28,908	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.